UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number	811-5970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	04/30

Date of reporting period:	04/30/09

ITEM 1.           REPORT TO STOCKHOLDERS

ANNUAL REPORT TO SHAREHOLDERS

Davidson Cash Equivalent Shares

Money Market Portfolio

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

Davidson Cash Equivalent Plus Shares

Money Market Portfolio

Government & Agency Securities Portfolio

April 30, 2009

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, call (800) 332-5915. We advise you to consider a portfolio's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about a portfolio. Please read the prospectus carefully before you invest.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review

In the following interview, the portfolio management team discusses the market environment and the performance of Cash Account Trust — Davidson Cash Equivalent Shares and Davidson Cash Equivalent Plus Shares during the most recent annual period ended April 30, 2009.

The views expressed in the following discussion reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Q: Will you discuss the market environment for the portfolios during the most recent annual period?

A: During the past 12 months the financial markets experienced a series of unprecedented and earthshaking events. The massive credit crunch that originated with problems in the US subprime mortgage market as well as securitized mortgages eventually brought down several financial firms, including Lehman Brothers, and transformed Wall Street. September through November 2008 were exceptionally traumatic months for the financial industry, as severe losses and the general liquidity squeeze forced several major financial companies to seek rescue through a government bailout or a merger.

The loss of market liquidity forced the US Federal Reserve Board (the Fed) and other central banks to make significant efforts to boost liquidity by creating expansive lending facilities. In late 2008, among other unprecedented actions, the US government placed Fannie Mae (Federal National Mortgage Association) and Freddie Mac (Federal Home Loan Mortgage Corporation) in conservatorship of the Federal Housing Finance Agency, a newly-created regulator, inject $700 billion into the banking system through the Troubled Asset Relief Program ("TARP") and offer a stimulus package to US consumers. In response to a freeze-up in money market liquidity, the government created new lending facilities for commercial paper.1 In 2009, the new administration introduced an additional series of initiatives to deal with financial market turbulence. These included a second large stimulus package; "quantitative easing" by the Fed (where the Fed injected billions into the financial system by buying up Treasuries and mortgage-backed securities in order to lower interest rates); and Treasury Secretary Geithner's Public-Private Investment Plan designed to repair the balance sheets of struggling banks. By the close of the period, it seemed evident that the array of government programs had improved investor sentiment and the overall tone of the financial markets. And in general — except for the labor market — the rate of deterioration for US economic data seemed to be slowing. However, because of continued heavy demand for money market instruments and a shrinkage in supply (especially within the commercial paper market), yields of money market securities declined significantly during the latter portion of the 12-month period.

As of April 30, 2009, three-month LIBOR, an industry standard for measuring three-month taxable money market rates, stood at 1.02%, compared with 2.85% as of April 30, 2008.2

Portfolio Performance (as of April 30, 2009)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in money market funds. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the portfolios' $1.00 share price. The credit quality of the portfolios' holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the portfolios' share price. The portfolios' share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of a fund may have a significant adverse effect on the share prices of all classes of shares of that fund.

7-Day Current Yield
Money Market Portfolio — Davidson Cash Equivalent Shares	.01%*
Government & Agency Securities Portfolio — Davidson Cash Equivalent Shares	.01%*
Tax-Exempt Portfolio — Davidson Cash Equivalent Shares	.10%**
(Equivalent Taxable Yield)	.15%***
Money Market Portfolio — Davidson Cash Equivalent Plus Shares	.01%*
Government & Agency Securities Portfolio — Davidson Cash Equivalent Plus Shares	.01%*

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolios over a 7-day period expressed as an annual percentage rate of the portfolios' shares outstanding. For the most current yield information, call (800) 332-5915.

* Recent and future declines in interest rate levels could cause the portfolio's earnings to fall below each portfolio's expense ratio, resulting in a negative yield. The investment advisor has agreed to voluntarily waive fees/reimburse expenses as necessary to maintain a minimum distribution yield. This waiver may be changed or terminated at any time without notice. Otherwise, the 7-day current yield for Davidson Cash Equivalent Shares would have been -0.14% and -0.50% for the Money Market Portfolio and the Government & Agency Securities Portfolio, respectively, and -0.04% and -0.37% for Davidson Cash Equivalent Plus Shares for the Money Market Portfolio and Government & Agency Securities Portfolio, respectively, as of April 30, 2009.
** Performance reflects a partial fee waiver which improved results during the period. Without fee waivers, the 7-day current yield of the Tax-Exempt Portfolio — Davidson Cash Equivalent Shares would have been 0.03% as of April 30, 2009.
*** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 35%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Q: How did the portfolios perform over its most recent fiscal year?

A: We were able to maintain a yield for the portfolios that is competitive, though certainly low, given very difficult market conditions. (All performance is historical and does not guarantee future results. Yields fluctuate and are not guaranteed.)

Q: In light of market conditions during the period, what has been the strategy for the Money Market Portfolio?

A: Given the difficult situation throughout the investment markets, and understanding that the credit crunch would not be a short-term phenomenon, our strategy for the portfolio through the summer of 2008 was to emphasize liquidity and high credit quality while looking for ways to maximize yield potential when opportunities presented themselves. In mid-September, when conditions in the money markets worsened drastically, we enacted a significantly more defensive strategy, holding more overnight securities in the form of repurchase agreements.3 We also purchased Treasury and agency instruments as well as corporate commercial paper and sovereign securities (direct issuance by foreign governments) in seeking the highest-quality portfolio given the extremely difficult market environment. As market conditions eased during the end of the period, we have looked for opportunities to boost yield without increasing the portfolio's overall risk level, utilizing the highest-quality securities.

Q: What has been the strategy for the Government & Agency Securities Portfolio?

A: As the Fed began to significantly lower short-term rates in response to a wavering economy and the pervasive credit crunch, we reduced the portfolio's repurchase agreement position in favor of fixed-rate agency securities in order to lock in as much yield as possible. We also added agency floating-rate notes to boost return. As of the close of the period, the portfolio was still weighted heavily towards maintaining a high level of liquidity.

Q: What has been the strategy for the Tax-Exempt Portfolio?

A: In searching for possible investments, we continued to focus on the highest-quality securities while seeking competitive yields across the municipal investment spectrum. During a difficult period for the credit markets, we sought to balance higher yield with top quality by maintaining a strong position in floating-rate securities as we took advantage of comparatively higher floating-rate interest coupons. The interest rate of floating-rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes.4 Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment. In addition, we took a cautious approach in extending maturity. In part, this was because of the decline of the monoline insurance industry.5 Even before several of the monoline insurers lost their AAA ratings, our policy has been to look beyond security ratings, examining the underlying creditworthiness of each issue closely, and choosing what we consider to be safe and highly liquid securities.6 In addition, when considering longer-term fixed-rate securities, we limited our purchases to the strongest credits. By the end of the period, we had made select purchases of what we believed to be very liquid credits of longer maturity in order to boost yield.

Q: What detracted from performance during the period?

A: The types of securities that we were investing in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of significant market turbulence. In the end this cost the portfolios some yield, but we believe that this represented a prudent approach to preserving principal.

Q: Will you describe your investment philosophy?

A: We continue our insistence on the highest credit quality within the portfolios. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the portfolios and to seek competitive yield for our shareholders.

1 Lending Facility -— In their search for answers to the financial crisis and credit crunch, US Federal Reserve officials have created a series of lending facilities to try to restore liquidity within the financial system and prompt large financial institutions to resume lending to one another at more accustomed levels. The first such facility the Fed created was the Term Securities Lending Facility (TSLF), where the Fed agreed to lend up to $200 billion of Treasury securities to primary dealers secured by a pledge of other securities. This lending by the Fed was meant to, in turn, prompt further lending by its borrowers. Since then the Fed has set up commercial paper and asset-backed commercial paper lending facilities to perform similar liquidity operations in those areas of the credit market.
Commercial paper refers to an unsecured, short-term debt instrument issued by a corporation with a fixed maturity of one to 270 days.
2 LIBOR, or the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.
3 Repurchase Agreements (Repos) an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term parking place" for large sums of money.
4 The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues.
5 Monoline insurers (also referred to as "monoline insurance companies," or simply "monolines") guarantee the timely repayment of bond principal and interest when an issuer defaults. They are so named because they originally provided services to only one industry.
6 Credit quality or credit ratings a measure of a bond issuer's ability to repay interest and principal in a timely manner. Rating agencies assign letter designations such as AAA, AA and so forth. The lower the rating, the higher the probability of default.

Information About Each Portfolio's Expenses

As an investor of a Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolios limited these expenses; had they not done so, expenses would have been higher for the Davidson Cash Equivalent Shares and the Davidson Cash Equivalent Plus Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2008 to April 30, 2009).

The tables illustrate each Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Portfolio using each Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare each Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using each Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Davidson Cash Equivalent Shares

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2009
Actual Portfolio Return	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 11/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/09	$ 1,003.20	$ 1,000.80	$ 1,001.00
Expenses Paid per $1,000*	$ 4.67	$ 4.07	$ 4.32
Hypothetical 5% Portfolio Return
Beginning Account Value 11/1/08	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/09	$ 1,020.13	$ 1,020.73	$ 1,020.48
Expenses Paid per $1,000*	$ 4.71	$ 4.11	$ 4.36
* Expenses are equal to each Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Davidson Cash Equivalent Shares	.94%	.82%	.87%

For more information, please refer to each Portfolio's prospectus.

Davidson Cash Equivalent Plus Shares

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2009
Actual Portfolio Return	Money Market Portfolio	Government & Agency Securities Portfolio
Beginning Account Value 11/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/09	$ 1,003.50	$ 1,001.20
Expenses Paid per $1,000*	$ 4.37	$ 3.62
Hypothetical 5% Portfolio Return
Beginning Account Value 11/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/09	$ 1,020.43	$ 1,021.17
Expenses Paid per $1,000*	$ 4.41	$ 3.66
* Expenses are equal to each Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Money Market Portfolio	Government & Agency Securities Portfolio
Davidson Cash Equivalent Plus Shares	.88%	.73%

For more information, please refer to each Portfolio's prospectus.

Portfolio Summary

Money Market Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/09	4/30/08

Commercial Paper	42%	45%
Government & Agency Obligations	19%	2%
Certificates of Deposit and Bank Notes	19%	22%
Short-Term Notes	10%	25%
Repurchase Agreements	7%	3%
Supranational	2%	—
Municipal Bonds and Notes	1%	—
Master Notes	—	2%
Time Deposits	—	1%
	100%	100%
Weighted Average Maturity	4/30/09	4/30/08

Cash Account Trust — Money Market Portfolio	62 days	45 days
iMoneyNet First Tier Retail Money Fund Average*	47 days	46 days
* The Portfolio is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Asset allocation and weighted average maturity are subject to change. For more complete details about the Portfolio's holdings, see pages 11-16. A quarterly Fact Sheet is available upon request. A complete list of the Portfolio's holdings is posted twice each month on www.dws-investments.com. Portfolio holdings as of the 15th day of each month are posted to the Web site on or after month-end and portfolio holdings as of each month-end are posted to the Web site on or after the 14th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Investment Portfolio as of April 30, 2009

Money Market Portfolio

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 18.7%
Bank of America NA, 2.35%, 5/5/2009	36,500,000	36,500,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.0%, 7/6/2009	55,300,000	55,300,000
1.0%, 7/10/2009	5,000,000	5,000,000
1.02%, 6/15/2009	57,500,000	57,500,000
BNP Paribas:
0.84%, 8/7/2009	50,000,000	50,000,000
1.0%, 5/26/2009	50,000,000	50,000,000
1.0%, 8/10/2009	60,300,000	60,300,000
Calyon, 1.2%, 5/4/2009	83,000,000	83,000,000
Canadian Imperial Bank of Commerce, 0.85%, 7/8/2009	82,000,000	82,000,000
DnB NOR Bank ASA:
0.8%, 7/8/2009	82,000,000	82,000,000
0.97%, 8/17/2009	30,000,000	30,000,000
Kingdom of Sweden, 1.0%, 4/26/2010	35,000,000	35,026,436
Landwirtschaftliche Rentenbank, 2.625%, 2/26/2010	19,558,000	19,837,253
Mizuho Corporate Bank Ltd.:
0.85%, 7/20/2009	52,000,000	52,000,000
0.95%, 5/11/2009	55,000,000	55,000,000
1.0%, 6/10/2009	42,000,000	42,000,000
Nordea Bank Finland PLC, 0.91%, 5/4/2009	20,000,000	20,000,017
Rabobank Nederland NV, 0.72%, 5/29/2009	20,000,000	20,000,000
Societe Generale, 0.83%, 8/3/2009	30,000,000	30,000,781
Toronto-Dominion Bank:
2.0%, 5/12/2009	37,500,000	37,500,000
2.52%, 5/12/2009	24,800,000	24,800,147
US Bank NA, 0.6%, 5/26/2009	25,000,000	25,000,000
Total Certificates of Deposit and Bank Notes (Cost $952,764,634)		952,764,634

Commercial Paper 42.3%
Issued at Discount**
Alpine Securitzation, 144A, 0.43%, 6/5/2009	50,000,000	49,979,097
Antalis US Funding Corp., 144A, 0.7%, 6/15/2009	10,000,000	9,991,250
ASB Finance Ltd., 1.03%, 8/17/2009	21,000,000	20,935,110
BNZ International Funding Ltd., 144A, 1.0%, 8/14/2009	20,000,000	19,941,667
BP Capital Markets PLC:
0.76%, 10/13/2009	25,000,000	24,912,917
0.78%, 10/22/2009	65,000,000	64,754,950
Caisse D'Amortissement de la Dette Sociale:
0.7%, 1/8/2010	20,000,000	19,902,000
0.82%, 8/27/2009	42,000,000	41,887,113
1.05%, 9/9/2009	27,000,000	26,896,838
Cancara Asset Securitisation LLC, 144A, 0.45%, 5/15/2009	50,000,000	49,991,250
Citibank Omni Master Trust, 144A, 0.7%, 5/4/2009	50,000,000	49,997,083
Coca-Cola Co.:
0.52%, 7/6/2009	25,000,000	24,976,167
0.65%, 8/12/2009	45,000,000	44,916,313
Dexia Delaware LLC, 0.69%, 5/21/2009	20,000,000	19,992,333
DnB NOR Bank ASA, 0.83%, 9/9/2009	25,000,000	24,924,493
Eli Lilly & Co., 0.75%, 10/5/2009	45,000,000	44,852,812
European Investment Bank:
0.85%, 6/11/2009	23,500,000	23,477,251
2.13%, 5/5/2009	38,000,000	37,991,007
Gotham Funding Corp.:
144A, 0.72%, 5/4/2009	25,000,000	24,998,500
144A, 0.82%, 6/1/2009	28,000,000	27,980,229
Government of Canada:
0.5%, 7/7/2009	5,500,000	5,494,882
0.5%, 7/8/2009	15,000,000	14,985,833
0.85%, 11/19/2009	10,000,000	9,952,306
0.9%, 11/30/2009	35,000,000	34,813,625
Hewlett-Packard Co.:
0.48%, 5/1/2009	20,000,000	20,000,000
0.48%, 6/3/2009	50,000,000	49,978,000
0.5%, 5/14/2009	35,000,000	34,993,681
Johnson & Johnson:
144A, 0.24%, 7/7/2009	10,000,000	9,995,533
0.3%, 7/22/2009	40,000,000	39,972,667
JPMorgan Chase Funding, Inc., 144A, 0.35%, 6/1/2009	25,000,000	24,992,465
Kingdom of Denmark, 0.35%, 5/5/2009	14,800,000	14,799,424
Kreditanstalt fuer Wiederaufbau:
144A, 0.28%, 7/27/2009	15,000,000	14,989,850
144A, 0.48%, 5/5/2009	22,000,000	21,998,827
144A, 0.6%, 8/27/2009	43,000,000	42,915,433
144A, 0.75%, 9/3/2009	64,000,000	63,833,333
Liberty Street Funding LLC:
144A, 0.4%, 5/6/2009	50,000,000	49,997,222
144A, 0.4%, 6/22/2009	5,000,000	4,997,111
144A, 0.75%, 5/19/2009	20,000,000	19,992,500
Nieuw Amsterdam Receivables Corp.:
144A, 0.5%, 5/22/2009	22,500,000	22,493,438
144A, 0.55%, 5/6/2009	50,000,000	49,996,181
Nissan Motor Acceptance Corp.:
1.05%, 5/6/2009	10,000,000	9,998,542
1.15%, 5/12/2009	20,000,000	19,992,972
NRW.BANK, 0.67%, 10/15/2009	15,000,000	14,953,379
Oesterreichische Kontrollbank AG, 0.32%, 5/11/2009	22,000,000	21,998,044
Old Line Funding LLC, 144A, 0.45%, 6/3/2009	12,122,000	12,117,000
Pacific Gas & Electric Co.:
144A, 0.7%, 5/8/2009	10,000,000	9,998,639
144A, 0.8%, 5/6/2009	35,000,000	34,996,111
Pfizer, Inc.:
0.225%, 5/6/2009	30,000,000	29,999,063
0.5%, 5/11/2009	48,000,000	47,993,333
Procter & Gamble International Funding SCA:
144A, 0.64%, 9/4/2009	26,000,000	25,941,760
144A, 0.65%, 8/11/2009	20,000,000	19,963,167
Rabobank USA Financial Corp.:
0.31%, 5/28/2009	15,000,000	14,996,513
0.74%, 7/15/2009	25,000,000	24,961,458
Roche Holdings, Inc., 144A, 0.35%, 6/17/2009	82,000,000	81,962,531
Sanpaolo IMI US Financial Co.:
0.59%, 7/16/2009	1,779,000	1,776,784
0.79%, 7/7/2009	25,000,000	24,963,243
0.8%, 7/6/2009	82,000,000	81,879,733
Shell International Finance BV, 2.4%, 5/11/2009	22,000,000	21,985,333
Societe Generale North America, Inc.:
1.0%, 6/15/2009	10,000,000	9,987,500
1.01%, 5/4/2009	29,000,000	28,997,559
Starbird Funding Corp.:
144A, 0.5%, 5/8/2009	30,000,000	29,997,083
144A, 0.7%, 6/18/2009	5,000,000	4,995,333
144A, 1.0%, 6/22/2009	42,000,000	41,939,333
144A, 1.27%, 6/17/2009	27,000,000	26,955,233
Tempo Finance Corp., 144A, 0.45%, 5/11/2009	50,000,000	49,993,750
Total Capital Canada Ltd.:
144A, 0.52%, 7/8/2009	55,000,000	54,945,978
144A, 0.63%, 6/17/2009	41,000,000	40,966,277
Total Capital SA, 144A, 0.35%, 6/30/2009	68,000,000	67,960,333
Victory Receivables Corp., 144A, 0.8%, 5/22/2009	20,000,000	19,990,667
Wal-Mart Stores, Inc., 0.75%, 9/8/2009	25,000,000	24,932,292
Westpac Banking Corp., 0.74%, 9/24/2009	42,000,000	41,873,953
Total Commercial Paper (Cost $2,148,503,587)		2,148,503,587

Short-Term Notes* 9.8%
Australia & New Zealand Banking Group Ltd.:
144A, 1.491%, 7/2/2009	15,000,000	15,000,000
144A, 1.512%, 7/10/2009	12,500,000	12,500,000
Bank of Nova Scotia, 1.585%, 5/6/2009	22,000,000	22,000,000
BNP Paribas, 1.441%, 5/13/2009	15,000,000	15,000,000
Credit Agricole SA, 144A, 1.476%, 7/22/2009	40,000,000	40,000,000
Inter-American Development Bank, 1.251%, 2/19/2010	50,000,000	50,000,000
International Bank for Reconstruction & Development: 0.989%, 2/1/2010	40,000,000	40,000,000
1.185%, 2/8/2010	25,000,000	25,023,352
Intesa Sanpaolo SpA, 0.96%, 5/13/2009	35,000,000	35,000,000
Kreditanstalt fuer Wiederaufbau, 1.151%, 1/21/2010	42,000,000	42,000,000
Metropolitan Life Global Funding I, 144A, 1.399%, 5/11/2009	7,500,000	7,500,000
Procter & Gamble International Funding SCA, 1.175%, 7/6/2009	27,040,000	27,044,801
Rabobank Nederland NV:
144A, 0.56%, 4/7/2011	55,000,000	55,000,000
144A, 1.431%, 10/9/2009	25,000,000	25,000,000
Royal Bank of Canada, 144A, 0.851%, 7/15/2009	25,000,000	25,000,000
Societe Generale, 0.812%, 4/19/2010	50,000,000	50,000,000
Svenska Handelsbanken AB, 144A, 0.807%, 5/26/2009	12,000,000	12,000,000
Total Short-Term Notes (Cost $498,068,153)		498,068,153

Municipal Bonds and Notes 1.5%
Connecticut, State Health & Educational Revenue, Yale University:
0.68%, 7/2/2009	42,300,000	42,251,190
0.681%, 7/15/2009	33,000,000	32,953,938
Total Municipal Bonds and Notes (Cost $75,205,128)		75,205,128

Supranational** 2.3%
Inter-American Development Bank,
0.35%, 6/10/2009	50,000,000	49,980,555
International Bank for Reconstruction & Development,
0.43%, 6/18/2009	70,000,000	69,959,867
Total Supranational (Cost $119,940,422)		119,940,422

Government & Agency Obligations 18.9%
US Government Sponsored Agencies 15.6%
Federal Farm Credit Bank, 0.957%*, 4/1/2010	25,000,000	25,000,000
Federal Home Loan Bank:
0.508%**, 1/12/2010	18,000,000	17,934,720
0.86%*, 3/11/2010	38,000,000	37,995,741
2.166%**, 5/12/2009	15,000,000	14,989,183
5.375%, 7/17/2009	70,000,000	70,723,680
Federal Home Loan Mortgage Corp.:
0.417%*, 9/18/2009	28,000,000	27,984,109
0.545%**, 8/3/2009	24,000,000	23,965,533
0.596%**, 9/15/2009	25,000,000	24,942,917
0.596%**, 9/21/2009	40,000,000	39,904,667
1.087%*, 9/25/2009	54,000,000	54,063,049
1.381%**, 7/10/2009	48,000,000	47,869,333
1.685%**, 5/27/2009	25,000,000	24,968,403
1.731%**, 5/26/2009	41,470,000	41,418,162
Federal National Mortgage Association:
0.428%**, 5/20/2009	55,450,000	55,436,831
0.488%**, 12/21/2009	18,000,000	17,942,670
1.221%**, 6/11/2009	47,000,000	46,933,090
1.446%**, 5/28/2009	48,000,000	47,946,000
1.575%**, 7/1/2009	48,000,000	47,869,867
1.673%**, 6/30/2009	25,000,000	24,929,167
1.691%**, 5/29/2009	45,000,000	44,938,750
1.879%**, 7/27/2009	55,000,000	54,747,458
5.375%, 8/15/2009	4,278,000	4,336,575
		796,839,905
US Treasury Obligations 3.3%
US Treasury Bills:
0.3%**, 7/23/2009	25,000,000	24,982,708
0.345%**, 7/30/2009	24,000,000	23,979,300
0.4%**, 8/6/2009	20,000,000	19,978,444
0.48%**, 1/14/2010	35,000,000	34,879,600
0.5%**, 1/14/2010	25,000,000	24,910,417
0.705%**, 12/17/2009	15,000,000	14,932,438
0.99%**, 5/15/2009	22,500,000	22,491,338
		166,154,245
Total Government & Agency Obligations (Cost $962,994,150)		962,994,150

Repurchase Agreements 6.5%
Banc of America Securities LLC, 0.17%, dated 4/30/2009, to be repurchased at $41,773,270 on 5/1/2009 (a)	41,773,073	41,773,073
The Goldman Sachs & Co., 0.17%, dated 4/30/2009, to be repurchased at $108,062,510 on 5/1/2009 (b)	108,062,000	108,062,000
The Goldman Sachs & Co., 0.19%, dated 4/30/2009, to be repurchased at $179,000,945 on 5/1/2009 (c)	179,000,000	179,000,000
Total Repurchase Agreements (Cost $328,835,073)		328,835,073
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $5,086,311,147)+	100.0	5,086,311,147
Other Assets and Liabilities, Net	0.0	(54,096)
Net Assets	100.0	5,086,257,051
* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2009.
** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $5,086,311,147.
(a) Collateralized by $41,087,367 Federal National Mortgage Association, 5.0%, maturing on 6/1/2035 with a value of $42,608,535.
(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
15,499,108	Federal Home Loan Mortgage Corp.	Zero Coupon- 35.507	8/15/2033- 2/15/2037	15,686,730
551,624,850	Federal Home Loan Mortgage Corp. — Interest Only	5.649- 16.348	3/15/2023- 7/15/2038	47,454,631
6,478,849	Federal National Mortgage Association	18.375- 36.382	1/25/3032- 6/25/2036	6,947,861
482,498,618	Federal National Mortgage Association — Interest Only	5.613- 7.063	6/25/2023- 8/25/2038	40,134,018
Total Collateral Value				$ 110,223,240
(c) Collateralized by $160,885,100 US Treasury Inflation-Indexed Bond, 2.375%, maturing on 1/15/2025 with a value of $182,580,100.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Valuation Inputs	Investments in Securities
Level 1	$ —
Level 2	5,086,311,147
Level 3	—
Total	$ 5,086,311,147

The accompanying notes are an integral part of the financial statements.

Financial Statements

Money Market Portfolio

Statement of Assets and Liabilities as of April 30, 2009
Assets	Money Market Portfolio
Investments: Investments in securities, valued at amortized cost	$ 4,757,476,074
Repurchase agreements, valued at amortized cost	328,835,073
Total investments, valued at amortized cost	5,086,311,147
Cash	110,645
Receivable for Portfolio shares sold	141,131
Interest receivable	4,021,019
Other assets	172,393
Total assets	5,090,756,335
Liabilities
Payable for Portfolio shares redeemed	369,721
Distributions payable	8,927
Accrued management fee	695,450
Other accrued expenses and payables	3,425,186
Total liabilities	4,499,284
Net assets, at value	$ 5,086,257,051
Net Assets Consist of
Undistributed net investment income	66,189
Accumulated net realized gain (loss)	596,527
Paid-in capital	5,085,594,335
Net assets, at value	$ 5,086,257,051

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2009 (continued)
Net Asset Value	Money Market Portfolio

Capital Assets Funds Shares

Net Asset Value, offering and redemption price per share ($919,362,150 ÷ 919,035,875 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00

Capital Assets Funds Preferred Shares

Net Asset Value, offering and redemption price per share ($49,192,869 ÷ 49,196,633 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00

Davidson Cash Equivalent Shares

Net Asset Value, offering and redemption price per share ($29,554,519 ÷ 29,530,428 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00

Davidson Cash Equivalent Plus Shares

Net Asset Value, offering and redemption price per share ($4,881,208 ÷ 4,875,630 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00

Institutional Money Market Shares

Net Asset Value, offering and redemption price per share ($514,510,751 ÷ 514,463,030 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00

Institutional Select Money Market Shares

Net Asset Value, offering and redemption price per share ($10,562 ÷ 10,559 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00

Premier Money Market Shares

Net Asset Value, offering and redemption price per share ($2,021,376,051 ÷ 2,020,719,177 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00

Premium Reserve Money Market Shares

Net Asset Value, offering and redemption price per share ($411,211,947 ÷ 411,046,712 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($1,136,156,994 ÷ 1,135,825,396 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended April 30, 2009
Investment Income	Money Market Portfolio
Income: Interest	$ 105,773,632
Expenses: Management fee	7,571,490
Services to shareholders	11,115,258
Custodian fee	221,677
Distribution and service fees	24,137,583
Professional fees	182,914
Trustees' fees and expenses	132,677
Reports to shareholders	586,621
Registration fees	257,776
Temporary guarantee program participation fee	1,179,399
Other	132,529
Total expenses before expense reductions	45,517,924
Expense reductions	(1,417,175)
Total expenses after expense reductions	44,100,749
Net investment income	61,672,883
Net realized gain (loss) from investments	596,527
Net increase (decrease) in net assets resulting from operations	$ 62,269,410

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets	Money Market Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2009	2008
Operations: Net investment income	$ 61,672,883	$ 173,922,913
Net realized gain (loss)	596,527	1,238,499
Net increase in net assets resulting from operations	62,269,410	175,161,412
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(12,130,034)	(38,939,202)
Capital Assets Funds Preferred Shares	(1,195,269)	(1,467,806)
Davidson Cash Equivalent Shares	(576,062)	(4,569,026)
Davidson Cash Equivalent Plus Shares	(117,205)	(1,270,189)
Institutional Money Market Shares	(2,880,267)	(6,268,422)
Institutional Select Money Market Shares	(207)	(121)
Premier Money Market Shares	(24,528,332)	(62,576,183)
Premium Reserve Money Market Shares	(7,114,750)	(12,917,522)
Service Shares	(13,649,289)	(45,914,443)
Total distributions	(62,191,415)	(173,922,914)
Portfolio share transactions: Proceeds from shares sold	7,321,787,985	6,331,024,341
Reinvestment of distributions	61,430,384	172,853,502
Cost of shares redeemed	(7,184,032,670)	(5,773,489,067)
Net increase (decrease) in net assets from Portfolio share transactions	199,185,699	730,388,776
Increase (decrease) in net assets	199,263,694	731,627,274
Net assets at beginning of period	4,886,993,357	4,155,366,083
Net assets at end of period (including undistributed net investment income of $66,189 and $107,748, respectively)	$ 5,086,257,051	$ 4,886,993,357

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio Davidson Cash Equivalent Shares
Years Ended April 30,	2009	2008	2007	2006	2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.012	.039	.043	.030	.008
Less distributions from net investment income	(.012)	(.039)	(.043)	(.030)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	1.25	3.93	4.39	3.00	.82**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	30	59	240	378	316
Ratio of expenses before expense reductions (%)	.98	1.00	1.07	1.02	1.01*
Ratio of expenses after expense reductions (%)	.97	.99	1.00	.97	.95*
Ratio of net investment income (%)	1.19	3.82	4.28	3.02	1.48*
[a] For the period from September 27, 2004 (commencement of operations) to April 30, 2005. [b] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized
Money Market Portfolio Davidson Cash Equivalent Plus Shares
Years Ended April 30,	2009	2008	2007	2006	2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.013	.040	.044	.031	.009
Less distributions from net investment income	(.013)	(.040)	(.044)	(.031)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	1.35	4.07	4.54	3.15	.90**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	12	83	150	109
Ratio of expenses before expense reductions (%)	.86	.85	.88	.84	.82*
Ratio of expenses after expense reductions (%)	.86	.85	.85	.82	.80*
Ratio of net investment income (%)	1.30	3.96	4.43	3.17	1.63*
[a] For the period from September 28, 2004 (commencement of operations) to April 30, 2005. [b] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Portfolio Summary

Government & Agency Securities Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/09	4/30/08

Repurchase Agreements	54%	39%
Government & Agency Obligations	46%	61%
	100%	100%
Weighted Average Maturity	4/30/09	4/30/08

Cash Account Trust — Government & Agency Securities Portfolio	56 days	49 days
iMoneyNet Government & Agencies Retail Money Fund Average*	44 days	41 days
* The Portfolio is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average consists of all non-institutional government money market funds. Category includes the most broadly based of the government retail funds. These funds can invest in US Treasuries, US Other, Repos, whether or not they are backed by US Treasuries and government-backed Floating Rate Notes.

Asset allocation and weighted average maturity are subject to change. For more complete details about the Portfolio's holdings, see pages 23-29. A quarterly Fact Sheet is available upon request. A complete list of the Portfolio's holdings is posted twice each month on www.dws-investments.com. Portfolio holdings as of the 15th day of each month are posted to the Web site on or after month-end and portfolio holdings as of each month-end are posted to the Web site on or after the 14th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Investment Portfolio as of April 30, 2009

Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Government & Agency Obligations 46.0%
US Government Sponsored Agencies 39.4%
Federal Farm Credit Bank:
0.65%**, 4/9/2010	115,000,000	114,992,435
0.957%**, 4/1/2010	140,000,000	140,000,000
1.05%, 3/18/2010	95,435,000	95,435,000
2.75%, 5/4/2010	195,750,000	199,598,645
4.5%, 10/5/2009	185,000,000	188,021,176
Federal Home Loan Bank:
0.178%*, 8/17/2009	110,000,000	109,940,600
0.374%**, 8/10/2009	20,000,000	19,990,216
0.378%**, 8/21/2009	275,000,000	275,010,187
0.378%**, 8/27/2009	32,000,000	31,982,819
0.394%**, 8/13/2009	24,100,000	24,087,733
0.405%*, 7/14/2009	50,000,000	49,957,861
0.439%**, 9/4/2009	15,000,000	14,991,155
0.472%*, 6/29/2009	72,000,000	71,943,360
0.508%*, 1/12/2010	175,000,000	174,365,333
0.514%*, 7/22/2009	40,000,000	39,952,622
0.68%**, 5/12/2009	75,000,000	75,004,210
0.746%*, 11/20/2009	21,000,000	20,911,187
0.796%*, 12/4/2009	54,000,000	53,739,600
0.796%*, 12/7/2009	87,000,000	86,574,667
0.796%*, 12/11/2009	35,000,000	34,825,778
0.8%, 4/23/2010	92,000,000	92,000,000
0.86%**, 3/11/2010	283,000,000	282,970,146
0.92%**, 10/23/2009	157,300,000	157,427,321
0.92%, 4/9/2010	50,000,000	50,000,000
0.937%*, 1/19/2010	20,000,000	19,862,656
0.948%**, 4/1/2010	45,000,000	45,005,108
0.974%**, 7/10/2009	75,000,000	75,000,000
0.991%**, 7/7/2009	50,000,000	50,007,280
1.03%, 2/18/2010	14,800,000	14,812,815
1.051%**, 5/27/2009	110,000,000	109,999,467
1.064%**, 10/13/2009	29,000,000	29,050,326
1.115%*, 12/8/2009	92,500,000	91,864,011
1.195%*, 12/4/2009	50,000,000	49,638,333
1.211%**, 2/19/2010	14,990,000	15,038,880
1.293%**, 9/10/2009	100,000,000	100,000,000
1.371%**, 11/18/2009	92,000,000	92,258,749
2.544%*, 5/12/2009	125,750,000	125,643,374
2.645%, 8/7/2009	10,000,000	10,049,618
2.805%*, 9/16/2009	83,000,000	82,101,179
2.822%*, 6/19/2009	17,500,000	17,431,400
3.875%, 1/15/2010	26,000,000	26,578,360
5.25%, 9/11/2009	10,000,000	10,165,540
Federal Home Loan Mortgage Corp.:
0.296%*, 5/22/2009	58,850,000	58,839,358
0.298%*, 10/26/2009	13,094,000	13,074,577
0.311%*, 6/3/2009	100,000,000	99,970,667
0.333%*, 6/17/2009	200,000,000	199,911,222
0.379%**, 10/19/2009	100,000,000	99,907,920
0.389%**, 12/7/2009	25,000,000	24,980,625
0.401%**, 10/8/2009	138,000,000	137,920,282
0.417%**, 9/18/2009	75,065,000	75,041,107
0.428%**, 9/21/2009	150,000,000	149,966,971
0.461%*, 6/22/2009	67,000,000	66,954,514
0.471%*, 6/22/2009	40,000,000	39,972,267
0.495%*, 8/11/2009	180,000,000	179,745,000
0.545%*, 8/3/2009	50,000,000	49,928,194
0.596%*, 9/14/2009	142,794,000	142,470,334
0.596%*, 9/15/2009	19,777,000	19,731,843
0.596%*, 9/21/2009	137,000,000	136,673,483
0.616%*, 9/21/2009	79,526,000	79,330,145
1.083%*, 5/12/2009	63,000,000	62,977,285
1.087%**, 9/25/2009	360,000,000	360,420,330
1.155%*, 5/26/2009	55,716,000	55,669,570
1.238%*, 8/10/2009	100,000,000	99,649,306
1.381%*, 7/10/2009	62,000,000	61,831,222
1.685%*, 5/27/2009	80,000,000	79,898,889
2.68%, 11/16/2009	30,000,000	30,355,410
4.125%, 11/18/2009	50,000,000	50,928,506
4.25%, 7/15/2009	27,000,000	27,205,157
5.25%, 5/21/2009	25,000,000	25,052,680
Federal National Mortgage Association:
0.337%*, 5/27/2009	35,000,000	34,991,153
0.388%*, 10/14/2009	83,000,000	82,850,738
0.428%*, 5/20/2009	45,000,000	44,989,312
0.477%*, 10/28/2009	42,556,000	42,453,866
0.488%*, 12/21/2009	175,000,000	174,442,625
0.492%*, 7/1/2009	100,000,000	99,915,278
0.494%*, 7/20/2009	125,000,000	124,861,111
0.528%*, 12/21/2009	150,000,000	149,483,250
0.544%*, 7/30/2009	100,000,000	99,862,500
0.545%*, 8/19/2009	95,000,000	94,840,347
0.816%*, 11/2/2009	129,700,000	129,153,459
0.893%*, 9/1/2009	100,000,000	99,692,500
1.221%*, 6/11/2009	130,000,000	129,814,931
1.384%*, 7/27/2009	58,378,000	58,180,488
1.446%*, 5/28/2009	170,000,000	169,808,750
1.575%*, 7/1/2009	160,000,000	159,566,222
1.691%*, 5/29/2009	108,500,000	108,352,319
1.879%*, 7/27/2009	125,000,000	124,426,042
3.875%, 12/10/2009	15,650,000	15,951,286
4.25%, 5/15/2009	25,000,000	25,027,280
6.625%, 9/15/2009	51,342,000	52,553,218
7.25%, 1/15/2010	70,000,000	73,302,449
		7,891,155,135
US Treasury Obligations 6.6%
US Treasury Bills:
0.275%*, 6/25/2009	20,000,000	19,991,597
0.29%*, 7/16/2009	65,000,000	64,960,205
0.295%*, 10/8/2009	45,000,000	44,941,000
0.3%*, 10/8/2009	109,740,000	109,593,680
0.32%*, 7/23/2009	138,000,000	137,898,187
0.34%*, 5/14/2009	90,675,000	90,663,867
0.345%*, 7/30/2009	118,000,000	117,898,225
0.4%*, 8/6/2009	75,000,000	74,919,167
0.48%*, 1/14/2010	110,000,000	109,621,600
0.5%*, 1/14/2010	100,000,000	99,641,667
0.63%*, 11/19/2009	95,500,000	95,162,407
0.645%*, 11/19/2009	74,050,000	73,782,001
0.7%*, 3/11/2010	95,000,000	94,419,972
0.705%*, 12/17/2009	25,000,000	24,887,396
1.05%*, 7/30/2009	50,000,000	49,868,750
US Treasury Note, 4.0%, 8/31/2009	105,000,000	106,221,714
		1,314,471,435
Total Government & Agency Obligations (Cost $9,205,626,570)		9,205,626,570

Repurchase Agreements 54.0%
Banc of America Securities LLC, 0.17%, dated 4/30/2009, to be repurchased at $2,285,701,080 on 5/1/2009 (a)	2,285,690,286	2,285,690,286
Barclays Capital PLC, 0.36%, dated 4/2/2009, to be repurchased at $1,000,610,000 on 6/2/2009 (b)	1,000,000,000	1,000,000,000
BNP Paribas, 0.17%, dated 4/30/2009, to be repurchased at $1,714,938,098 on 5/1/2009 (c)	1,714,930,000	1,714,930,000
BNP Paribas, 0.3%, dated 4/1/2009, to be repurchased at $1,000,250,000 on 5/1/2009 (d)	1,000,000,000	1,000,000,000
BNP Paribas, 0.32%, dated 3/19/2009, to be repurchased at $750,406,667 on 5/19/2009 (e)	750,000,000	750,000,000
JPMorgan Securities, Inc., 0.18%, dated 4/30/2009, to be repurchased at $321,251,606 on 5/1/2009 (f)	321,250,000	321,250,000
The Goldman Sachs & Co., 0.17%, dated 4/30/2009, to be repurchased at $2,500,011,806 on 5/1/2009 (g)	2,500,000,000	2,500,000,000
The Goldman Sachs & Co., 0.3%, dated 4/6/2009, to be repurchased at $1,000,500,000 on 6/5/2009 (h)	1,000,000,000	1,000,000,000
The Goldman Sachs & Co., 0.32%, dated 3/19/2009, to be repurchased at $250,135,556 on 5/19/2009 (i)	250,000,000	250,000,000
Total Repurchase Agreements (Cost $10,821,870,286)		10,821,870,286
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $20,027,496,856)+	100.0	20,027,496,856
Other Assets and Liabilities, Net	0.0	6,398,007
Net Assets	100.0	20,033,894,863
* Annualized yield at time of purchase; not a coupon rate.
** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2009.
+ The cost for federal income tax purposes was $20,027,496,856.
(a) Collateralized by $2,221,340,379 Government National Mortgage Association, 6.0%, with various maturity dates of 9/20/2038-11/20/2038 with a value of $2,331,404,092.
(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,834,452	Federal Home Loan Mortgage Corp.	6.5-8.0	3/15/2021- 7/15/2027	1,793,424
114,182,622	Federal Home Loan Mortgage Corp. — Interest Only	4.5-10.0	4/15/2013- 1/15/2049	8,559,393
479,547,271	Federal Home Loan Mortgage Corp. — Principal Only	Zero Coupon	3/15/2020- 6/15/2048	400,750,194
64,976,575	Federal National Mortgage Association	4.25-8.5	3/25/2021- 5/25/2039	66,323,646
372,275,947	Federal National Mortgage Association — Interest Only	0.642-8.5	10/25/2016- 4/25/2044	31,778,316
584,542,909	Federal National Mortgage Association — Principal Only	Zero Coupon	1/25/2019- 12/25/2038	510,795,028
Total Collateral Value				1,020,000,001
(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
90,428,725	Federal Home Loan Mortgage Corp.	6.0	2/1/2037- 6/1/2038	95,027,254
1,537,552,048	Federal National Mortgage Association	4.5-6.5	2/1/2023- 1/1/2048	1,602,774,009
48,940,507	Government National Mortgage Association	6.0	11/15/2038	51,427,337
Total Collateral Value				1,749,228,600
(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
239,914,701	Federal Home Loan Mortgage Corp.	4.5-6.5	5/1/2018- 4/1/2039	252,227,954
661,808,043	Federal National Mortgage Association	2.713-7.0	2/1/2017- 8/1/2042	684,914,878
79,365,588	Government National Mortgage Association	4.5-6.0	1/15/2020- 4/20/2039	82,857,169
Total Collateral Value				1,020,000,001
(e) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
206,436,224	Federal Home Loan Mortgage Corp.	3.746-6.558	4/1/2020- 4/1/2039	215,336,470
463,876,238	Federal National Mortgage Association	2.713-7.0	5/1/2017- 7/1/2044	481,821,087
65,645,669	Government National Mortgage Association	4.0-6.0	6/15/2033- 4/15/2039	67,842,443
Total Collateral Value				765,000,000
(f) Collateralized by $307,738,880 Government National Mortgage Association, with various coupon rates from 4.125-7.25%, with various maturity dates of 5/20/2023-11/15/2038 with a value of $327,679,153.
(g) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
575,712,772	Federal Home Loan Mortgage Corp.	4.0-7.0	12/1/2016- 4/1/2039	603,044,630
1,857,431,969	Federal National Mortgage Association	4.0-7.5	12/1/2017- 5/1/2039	1,946,955,370
Total Collateral Value				2,550,000,000
(h) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
48,447,085	Federal Home Loan Mortgage Corp.	1.448-6.5	12/15/2023- 4/15/2039	48,326,345
23,203,440	Federal Home Loan Mortgage Corp. — Interest Only	4.0-6.0	12/15/2018- 1/15/2039	13,285,252
7,433,883	Federal Home Loan Mortgage Corp. — Principal Only	Zero Coupon	4/15/2039	24,882
751,121	Federal Home Loan Mortgage Corp./Government National Mortgage Associations	9.113	11/25/2023	122,666
200,149,416	Federal National Mortgage Association	4.0-10.0	2/25/2024- 3/25/2049	195,284,491
248,435,696	Federal National Mortgage Association — Interest Only	4.0-8.303	10/18/2016- 11/25/2038	28,377,923
559,493,163	Government National Mortgage Association	3.5-6.0	1/20/2037- 4/20/2039	573,359,291
168,837,925	Government National Mortgage Association	6.052	1/20/2037	161,219,151
Total Collateral Value				1,020,000,001
(i) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
87,459,314	Federal Home Loan Mortgage Corp.	1.451-39.902	11/15/2035- 7/15/2037	98,715,726
18,423,376	Federal Home Loan Mortgage Corp. — Interest Only	5.979	2/15/2037	1,687,289
91,595,941	Federal National Mortgage Association	15.781- 36.975	5/25/2035- 6/25/2037	104,175,089
610,471,429	Federal National Mortgage Association — Interest Only	5.613-6.313	3/25/2035- 8/25/2038	50,421,896
Total Collateral Value				255,000,000

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Valuation Inputs	Investments in Securities
Level 1	$ —
Level 2	20,027,496,856
Level 3	—
Total	$ 20,027,496,856

The accompanying notes are an integral part of the financial statements.

Financial Statements

Government & Agency Securities Portfolio

Statement of Assets and Liabilities as of April 30, 2009
Assets	Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$ 9,205,626,570
Repurchase agreements, valued at amortized cost	10,821,870,286
Total investments, valued at amortized cost	20,027,496,856
Due from Advisor	622,253
Receivable for Portfolio shares sold	166,907
Interest receivable	12,591,318
Other assets	182,935
Total assets	20,041,060,269
Liabilities
Cash overdraft	24,028
Payable for Portfolio shares redeemed	52,054
Distributions payable	1,877,631
Accrued management fee	981,172
Other accrued expenses and payables	4,230,521
Total liabilities	7,165,406
Net assets, at value	$ 20,033,894,863
Net Assets Consist of
Undistributed net investment income	109,246
Accumulated net realized gain (loss)	1,341,684
Paid-in capital	20,032,443,933
Net assets, at value	$ 20,033,894,863

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2009 (continued)
Net Asset Value	Government & Agency Securities Portfolio

Capital Assets Funds Shares

Net Asset Value, offering and redemption price per share ($279,657,880 ÷ 279,622,050 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00

Davidson Cash Equivalent Shares

Net Asset Value, offering and redemption price per share ($29,241,763 ÷ 29,236,661 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00

Davidson Cash Equivalent Plus Shares

Net Asset Value, offering and redemption price per share ($23,514,128 ÷ 23,511,381 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00

DWS Government & Agency Money Fund

Net Asset Value, offering and redemption price per share ($325,090,206 ÷ 325,042,203 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00

DWS Government Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($14,646,457,923 ÷ 14,645,658,113 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00

Government Cash Managed Shares

Net Asset Value, offering and redemption price per share ($476,649,999 ÷ 476,698,189 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00

Premier Money Market Shares

Net Asset Value, offering and redemption price per share ($4,101,254,523 ÷ 4,100,655,904 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($152,028,441 ÷ 152,001,684 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended April 30, 2009
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$ 157,724,073
Expenses: Management fee	7,029,560
Administration fee	11,512,052
Services to shareholders	11,592,368
Custodian fee	324,155
Distribution and service fees	22,331,482
Professional fees	227,294
Trustees' fees and expenses	273,068
Registration fees	709,708
Reports to shareholders	234,596
Temporary guarantee program participation fee	3,104,681
Other	219,953
Total expenses before expense reductions	57,558,917
Expense reductions	(4,144,550)
Total expenses after expense reductions	53,414,367
Net investment income	104,309,706
Net realized gain (loss) from investments	1,341,684
Net increase (decrease) in net assets resulting from operations	$ 105,651,390

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets	Government & Agency Securities Portfolio
	Years Ended April 30,
	2009	2008
Operations: Net investment income	$ 104,309,706	$ 157,051,484
Net realized gain (loss)	1,341,684	240,990
Net increase in net assets resulting from operations	105,651,390	157,292,474
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(1,539,073)	(5,335,669)
Davidson Cash Equivalent Shares	(260,593)	(2,651,679)
Davidson Cash Equivalent Plus Shares	(256,560)	(1,247,248)
DWS Government & Agency Money Fund	(5,640,482)	(19,570,135)
DWS Government Cash Institutional Shares	(64,506,953)	(30,640,381)
Government Cash Managed Shares	(4,499,492)	(13,195,029)
Premier Money Market Shares	(26,628,276)	(81,430,773)
Service Shares	(1,083,854)	(2,979,640)
Total distributions	(104,415,283)	(157,050,554)
Portfolio share transactions: Proceeds from shares sold	58,073,815,617	11,435,203,263
Reinvestment of distributions	73,218,265	135,724,939
Cost of shares redeemed	(43,392,972,552)	(9,191,053,207)
Net increase (decrease) in net assets from Portfolio share transactions	14,754,061,330	2,379,874,995
Increase (decrease) in net assets	14,755,297,437	2,380,116,915
Net assets at beginning of period	5,278,597,426	2,898,480,511
Net assets at end of period (including undistributed net investment income of $109,246 and $214,822, respectively)	$ 20,033,894,863	$ 5,278,597,426

The ccompanying notes are an integral part of the financial statements.

Financial Highlights

Government & Agency Securities Portfolio Davidson Cash Equivalent Shares
Years Ended April 30,	2009	2008	2007	2006	2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.008	.036	.043	.029	.008
Less distributions from net investment income	(.008)	(.036)	(.043)	(.029)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.76	3.70	4.37	2.98	.80**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	29	40	135	225	231
Ratio of expenses before expense reductions (%)	.99	1.00	1.09	1.06	1.03*
Ratio of expenses after expense reductions (%)	.90	.98	1.00	.97	.95*
Ratio of net investment income (%)	.82[c]	3.47	4.28	2.97	1.46*
[a] For the period from September 27, 2004 (commencement of operations) to April 30, 2005.
[b] Total return would have been lower had certain expenses not been reduced.
[c] Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Annualized ** Not annualized

Government & Agency Securities Portfolio Davidson Cash Equivalent Plus Shares
Years Ended April 30,	2009	2008	2007	2006	2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.009	.038	.044	.031	.009
Less distributions from net investment income	(.009)	(.038)	(.044)	(.031)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.89	3.84	4.52	3.14	.87**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24	31	36	106	86
Ratio of expenses before expense reductions (%)	.83	.87	.89	.85	.82*
Ratio of expenses after expense reductions (%)	.78	.86	.85	.82	.80*
Ratio of net investment income (%)	.96[c]	3.59	4.43	3.12	1.62*
[a] For the period from October 4, 2004 (commencement of operations) to April 30, 2005.
[b] Total return would have been lower had certain expenses not been reduced.
[c] Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the period.
* Annualized ** Not annualized

Portfolio Summary

Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/09	4/30/08

Municipal Investments Municipal Variable Rate Demand Notes	79%	85%
Municipal Bonds and Notes	21%	15%
	100%	100%
Weighted Average Maturity	4/30/09	4/30/08

Cash Account Trust — Tax-Exempt Portfolio	35 days	13 days
National Tax-Free Retail Money Fund Average*	27 days	25 days
* The Portfolio is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; Put Bonds — over 6 months; AMT Paper and Other Tax-Free Holdings.

Asset allocation and weighted average maturity are subject to change. For more complete details about the Portfolio's holdings, see pages 36-53. A quarterly Fact Sheet is available upon request. A complete list of the Portfolio's portfolio holdings is posted twice each month on www.dws-investments.com. Portfolio holdings as of the 15th day of each month are posted to the Web site on or after month-end and portfolio holdings as of each month-end are posted to the Web site on or after the 14th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Investment Portfolio as of April 30, 2009

Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 96.8%
Alabama 0.6%
Alabama, Huntsville-Randolph School, Educational Building Authority Lease Revenue, Randolph School Project, 0.49%*, 2/1/2038, Compass Bank (a)	10,000,000	10,000,000
Pell City, AL, Special Care Facilities Financing Authority Revenue, Noland Health Services, Series A, 0.5%*, 12/1/2039, US Bank NA (a)	4,000,000	4,000,000
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.71%*, 12/1/2027, JPMorgan Chase Bank (a)	10,000,000	10,000,000
		24,000,000
Alaska 1.6%
Alaska, State Housing Finance Corp., Capital Project, Series C, 0.35%*, 7/1/2022	10,000,000	10,000,000
Alaska, State Housing Finance Corp., Governmental Purpose, Series B, 0.35%*, 12/1/2030	50,000,000	50,000,000
		60,000,000
Arizona 1.6%
Apache County, AZ, Industrial Development Authority Revenue, Tucson Electric Power Co., Series 83C, 0.49%*, 12/15/2018, Bank of New York Mellon Corp. (a)	2,650,000	2,650,000
Arizona, BB&T Municipal Trust, Series 2012, 144A, 0.51%*, 7/1/2027	2,075,000	2,075,000
Arizona, Health Facilities Authority Revenue, Banner Health System, Series B, 0.4%*, 1/1/2035, Scotiabank (a)	12,300,000	12,300,000
Maricopa County, AZ, RBC Municipal Products, Inc. Trust:
Series C-1, 144A, AMT, 0.72%*, 1/1/2016, Royal Bank of Canada (a)	29,595,000	29,595,000
Series C-6, 144A, AMT, 0.72%*, 5/1/2016, Royal Bank of Canada (a)	13,995,000	13,995,000
		60,615,000
California 2.6%
California, BB&T Municipal Trust, Series 2014, 144A, 0.48%*, 3/15/2039	2,250,000	2,250,000
California, Clipper Tax-Exempt Certificate Trust, Series 2007-38, 144A, 0.73%*, 4/1/2023	4,000,000	4,000,000
California, Housing Finance Agency Revenue, Home Mortgage:
Series K, AMT, 1.0%*, 8/1/2037	7,900,000	7,900,000
Series K, AMT, 1.0%*, 2/1/2038	5,000,000	5,000,000
California, Housing Finance Agency Revenue, Multi-Family Housing, Series C, AMT, 3.25%*, 2/1/2033	35,500,000	35,500,000
California, State Economic Recovery, Series C-15, 2.0%*, 7/1/2023 (b)	22,830,000	22,830,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.73%*, 5/15/2018, JPMorgan Chase Bank (a)	11,100,000	11,100,000
Series 2681, 144A, AMT, 0.88%*, 5/15/2018, JPMorgan Chase Bank (a)	10,000,000	10,000,000
		98,580,000
Colorado 2.5%
Colorado, Centerra Metropolitan District 1 Revenue, Refunding and Improvement, 0.57%*, 12/1/2029, Compass Bank (a)	15,000,000	15,000,000
Colorado, Educational & Cultural Facilities Authority Revenue, Bear Creek School Project, 0.47%*, 10/1/2032, US Bank NA (a)	6,400,000	6,400,000
Colorado, Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.47%*, 6/1/2038, US Bank NA (a)	16,610,000	16,610,000
Colorado, Educational & Cultural Facilities Authority Revenue, Trinity School Project, 0.51%*, 9/1/2026, Branch Banking & Trust (a)	1,700,000	1,700,000
Colorado, Goldsmith Metropolitan District, 0.52%*, 12/1/2034, Compass Bank (a)	5,300,000	5,300,000
Colorado, Health Facilities Authority Revenue, Fraiser Meadows Community Project, 0.47%*, 6/1/2038, JPMorgan Chase Bank (a)	9,000,000	9,000,000
Colorado, Housing & Finance Authority, Series AA3, 0.75%*, 5/1/2036	7,670,000	7,670,000
Colorado, Housing & Finance Authority, Single Family Mortgage, Series 1-B-2, 1.8%*, 5/1/2034	9,100,000	9,100,000
Colorado, Lowry Economic Redevelopment Authority Revenue, Series A, 0.57%*, 12/1/2020, Compass Bank (a)	6,965,000	6,965,000
Colorado, RBC Municipal Products, Inc. Trust, Series C-11, 144A, 0.61%*, 12/1/2031, Royal Bank of Canada (a)	17,580,000	17,580,000
		95,325,000
Connecticut 0.2%
Connecticut, State Health & Education, 0.45%, 6/11/2009	6,000,000	6,000,000
Delaware 0.6%
Delaware, BB&T Municipal Trust, Series 5000, 0.74%*, 10/1/2028, Rabobank International (a)	17,944,262	17,944,262
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.48%*, 5/1/2036, PNC Bank NA (a)	6,275,000	6,275,000
		24,219,262
District of Columbia 0.3%
District of Columbia, Center for Internships & Academic Revenue, 0.51%*, 7/1/2036, Branch Banking & Trust (a)	3,400,000	3,400,000
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Series R-433, 144A, AMT, 0.72%*, 6/1/2038	7,780,000	7,780,000
		11,180,000
Florida 5.7%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe I Apartments, AMT, 1.0%*, 12/15/2038, Citibank NA (a)	3,850,000	3,850,000
Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Palms of Deerfield Beach, AMT, 1.0%*, 8/15/2038, Citibank NA (a)	2,560,000	2,560,000
Florida, BB&T Municipal Trust:
Series 1010, 144A, 0.6%*, 1/15/2019, Branch Banking & Trust (a)	7,290,000	7,290,000
Series 1029, 0.6%*, 7/1/2024, Branch Banking & Trust (a)	11,160,000	11,160,000
Series 1031, 0.6%*, 8/1/2024, Branch Banking & Trust (a)	12,895,000	12,895,000
Series 1012, 144A, 0.6%*, 11/1/2024, Branch Banking & Trust (a)	9,900,000	9,900,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.55%*, 7/15/2024	19,000,000	19,000,000
Florida, Development Finance Corp., Enterprise Board Program, Out of Door Academy, 0.54%*, 7/1/2038, Northern Trust Co. (a)	11,500,000	11,500,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park, Series J-1, 0.5%*, 10/15/2032	8,620,000	8,620,000
Florida, RBC Municipal Products, Inc. Trust, Series E-4, 144A, AMT, 0.73%*, 6/1/2010, Royal Bank of Canada (a)	9,995,000	9,995,000
Florida, Revenue Bonds, Series 10003, 144A, 0.88%*, 12/1/2031, Bank of America NA (a)	3,975,000	3,975,000
Hernando County, FL, Industrial Development Revenue, Goodwill Industries-Suncoast, Inc., 1.5%*, 12/1/2030, SunTrust Bank (a)	7,500,000	7,500,000
Hillsborough County, FL, Housing Finance Authority, Multi-Family Revenue, Hunt Club Apartments, 2.0%*, 8/15/2041, SunTrust Bank (a)	8,000,000	8,000,000
Hillsborough County, FL, Industrial Development Authority, Health Care Facility Revenue, Lifelink Foundation, Inc. Project, 1.5%*, 2/1/2035, SunTrust Bank (a)	6,500,000	6,500,000
Jacksonville, FL, Health Facilities Authority Hospital Revenue, Series E, 0.46%*, 8/15/2027, Branch Banking & Trust (a)	11,775,000	11,775,000
Jacksonville, FL, Transportation Revenue, Series B, 1.4%*, 10/1/2027	13,500,000	13,500,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.54%*, 10/1/2027, Northern Trust Co. (a)	17,500,000	17,500,000
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare:
Series G, 0.6%*, 10/1/2026, SunTrust Bank (a)	5,500,000	5,500,000
Series F, 3.5%*, 10/1/2026, SunTrust Bank (a)	5,800,000	5,800,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Laurel Oaks Apartments, Phase I, AMT, 2.0%*, 8/15/2042, SunTrust Bank (a)	9,050,000	9,050,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Laurel Oaks Apartments, Phase II, AMT, 2.0%*, 8/15/2042, SunTrust Bank (a)	8,660,000	8,660,000
Osceola County, FL, Housing Finance Authority, Multi-Family Revenue, Arrow Ridge Apartments, Series A, AMT, 0.55%*, 10/1/2032	4,200,000	4,200,000
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 0.59%*, 3/1/2034, Northern Trust Co. (a)	4,750,000	4,750,000
Pinellas County, FL, Health Facilities Authority Revenue, Baycare Health Systems, Series A2, 0.58%*, 11/1/2038, Northern Trust Co. (a)	9,750,000	9,750,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.64%*, 10/15/2042, JPMorgan Chase Bank (a)	6,140,000	6,140,000
		219,370,000
Georgia 5.3%
Atlanta, GA, Revenue Bond, Series 2008-3046X, 144A, 0.93%*, 7/1/2037 (b)	6,665,000	6,665,000
Cobb County, GA, Tax Anticipation Notes, 1.25%, 12/31/2009	110,000,000	110,584,872
Fulton County, GA, Development Authority Revenue, Doris & Alex Weber School Project, 0.51%*, 12/1/2030, Branch Banking & Trust (a)	5,000,000	5,000,000
Fulton County, GA, Development Authority Revenue, Georgia Tech Facilities Project, Series A, 1.3%*, 5/1/2037, SunTrust Bank (a)	4,625,000	4,625,000
Fulton County, GA, Development Authority Revenue, Kings Ridge Christian School, 0.51%*, 5/1/2026, Branch Banking & Trust (a)	2,500,000	2,500,000
Fulton County, GA, Development Authority Revenue, Mount Vernon Presbyterian School, 0.51%*, 8/1/2035, Branch Banking & Trust (a)	2,700,000	2,700,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project:
Series C, 0.49%*, 10/1/2031, Branch Banking & Trust (a)	8,750,000	8,750,000
Series A, 0.49%*, 10/1/2036, Branch Banking & Trust (a)	11,040,000	11,040,000
Georgia, RBC Municipal Products, Inc. Trust:
Series C-3, 144A, AMT, 0.72%*, 3/1/2016, Royal Bank of Canada (a)	10,000,000	10,000,000
Series C-9, AMT, 0.73%*, 8/1/2016, Royal Bank of Canada (a)	30,495,000	30,495,000
Georgia, Solar Eclipse Funding Trust, Series 2007-0072, 144A, 0.52%*, 6/1/2032, US Bank NA (a)	11,630,000	11,630,000
		203,989,872
Hawaii 0.3%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaii Pacific Health, Series A, 0.43%*, 7/1/2035, Union Bank NA (a)	11,100,000	11,100,000
Idaho 2.6%
Idaho, Health Facilities Authority Revenue, St. Luke's Health Systems Project:
Series A, 0.37%*, 11/1/2043, Wells Fargo Bank NA (a)	10,000,000	10,000,000
Series B, 0.48%*, 11/1/2043, Harris NA (a)	13,000,000	13,000,000
Idaho, Housing & Finance Association, Single Family Mortgage:
Series B, AMT, 1.2%*, 7/1/2032	5,460,000	5,460,000
"I", Series A, AMT, 1.2%*, 7/1/2033	6,280,000	6,280,000
"I", Series B, AMT, 1.2%*, 7/1/2033	6,160,000	6,160,000
Idaho, Non-Profit Housing & Finance Association Facilities Revenue, College of Idaho Project, 0.47%*, 7/1/2030, US Bank NA (a)	5,000,000	5,000,000
Idaho, State General Obligation, Tax Anticipation Notes, 3.0%, 6/30/2009	52,500,000	52,608,519
		98,508,519
Illinois 9.7%
Channahon, IL, Morris Hospital Revenue:
Series B, 0.5%*, 12/1/2032, US Bank NA (a)	4,285,000	4,285,000
Series C, 0.5%*, 12/1/2032, US Bank NA (a)	5,470,000	5,470,000
Chicago, IL, Board of Education, Dedicated Revenues:
Series A-1, 0.45%*, 3/1/2026, Harris NA (a)	4,900,000	4,900,000
Series A-2, 0.5%*, 3/1/2026, Northern Trust Co. (a)	5,900,000	5,900,000
Chicago, IL, General Obligation:
Series 2873, 144A, 0.65%*, 1/1/2033	5,500,000	5,500,000
Series 2008-068, 144A, 2.5%*, 1/1/2022, Dexia Credit Local (a) (b)	11,560,000	11,560,000
Chicago, IL, Metropolitan Water Reclamation District, Greater Chicago:
Series 2007, 144A, 0.51%*, 12/1/2033	3,810,000	3,810,000
Series 2008-051, 144A, 2.5%*, 12/1/2028	4,250,000	4,250,000
Series 2008-052, 144A, 2.5%*, 12/1/2035	25,180,000	25,180,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.64%*, 2/1/2035, Harris NA (a)	6,000,000	6,000,000
Cook County, IL, Sales Tax Anticipation Notes, 3.0%, 8/3/2009	17,500,000	17,562,793
Illinois, BB&T Municipal Trust, Series 5001, 0.74%*, 6/1/2020, Rabobank International (a)	20,160,000	20,160,000
Illinois, Development Finance Authority Revenue, Shelby Memorial Hospital Association, Inc., Series B-1, 0.64%*, 10/1/2029, Comerica Bank (a)	4,300,000	4,300,000
Illinois, Development Finance Authority, Industrial Development Revenue, Home Run Inn Frozen Foods, AMT, 1.63%*, 4/1/2020, JPMorgan Chase Bank (a)	1,245,000	1,245,000
Illinois, Educational Facilities Authority Revenues, University of Chicago:
Series B-1, 1.85%*, 7/1/2036	8,100,000	8,100,000
Series B-2, 1.85%*, 7/1/2036	8,600,000	8,600,000
Illinois, Educational Facility Authority Revenue, Series N, 0.55%, 6/18/2009	30,000,000	30,000,000
Illinois, Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, 0.54%*, 4/1/2033, Northern Trust Co. (a)	5,000,000	5,000,000
Illinois, Finance Authority Pollution Control Revenue, Commonwealth Edison Co., Series D, 1.45%*, 3/1/2020, SunTrust Bank (a)	10,000,000	10,000,000
Illinois, Finance Authority Revenue, "A", 144A, 0.65%*, 12/1/2042	8,565,000	8,565,000
Illinois, Finance Authority Revenue, Carle Foundation:
Series E, 0.35%*, 2/15/2033, JPMorgan Chase Bank (a)	6,100,000	6,100,000
Series D, 0.43%*, 2/15/2033, JPMorgan Chase Bank (a)	6,875,000	6,875,000
Illinois, Finance Authority Revenue, Clare Oaks:
Series C, 0.47%*, 11/1/2040, Sovereign Bank FSB (a)	5,000,000	5,000,000
Series D, 0.47%*, 11/1/2040, Sovereign Bank FSB (a)	9,600,000	9,600,000
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series C, 0.37%*, 7/1/2032, Wells Fargo Bank NA (a)	5,800,000	5,800,000
Illinois, Finance Authority Revenue, Northwestern University, Series A, 0.5%*, 12/1/2046	29,000,000	29,000,000
Illinois, Finance Authority Revenue, The Art Institution of Chicago:
Series B-1, 0.48%*, 9/1/2038, JPMorgan Chase Bank (a)	6,500,000	6,500,000
Series B-2, 0.48%*, 9/1/2038, Northern Trust Co. (a)	3,000,000	3,000,000
Illinois, Finance Authority Revenue, University of Chicago Medical Center:
Series A-1, 0.43%*, 8/15/2026, Wells Fargo Bank NA (a)	3,200,000	3,200,000
Series A-2, 0.47%*, 8/15/2026, Wells Fargo Bank NA (a)	4,160,000	4,160,000
Illinois, RBC Municipal Products, Inc. Trust, Finance Authority Revenue, Series E-10, 144A, 0.61%*, 3/1/2011, Royal Bank of Canada (a)	10,000,000	10,000,000
Illinois, Regional Transit Improvements, Series 2008-3043X, 144A, 1.13%*, 7/1/2026	6,665,000	6,665,000
Illinois, State General Obligation, Series R-11295, 144A, 0.64%*, 1/1/2027	2,990,000	2,990,000
Illinois, State Toll Highway Authority Revenue, Series A-1, 1.95%*, 7/1/2030	25,000,000	25,000,000
Illinois, University of Illinois Revenue, "A", 144A, 0.83%*, 4/1/2035	14,300,000	14,300,000
Justice, IL, Multi-Family Housing Revenue, Candlewood Apartments Project, AMT, 0.61%*, 1/15/2033	10,700,000	10,700,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 0.84%*, 1/1/2015, Northern Trust Co. (a)	6,500,000	6,500,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 0.7%*, 4/1/2042, Wells Fargo Bank NA (a)	28,000,000	28,000,000
		373,777,793
Indiana 1.2%
Indiana, Finance Authority Hospital Revenue, Community Foundation of Northwest Indiana, 0.47%*, 8/1/2029, Harris NA (a)	6,970,000	6,970,000
Indiana, Health & Educational Facility, Financing Authority Revenue, Clarian Health:
Series C, 0.4%*, 2/15/2030, Branch Banking & Trust (a)	8,950,000	8,950,000
Series D, 0.41%*, 2/15/2030, Branch Banking & Trust (a)	8,930,000	8,930,000
Indiana, Health & Educational Facility, Financing Authority Revenue, Greenwood Village South Project, Series A, 0.47%*, 5/1/2036, Sovereign Bank FSB (a)	12,625,000	12,625,000
Terre Haute, IN, Westminster Village Revenue, Series A, 0.47%*, 8/1/2036, Sovereign Bank FSB (a)	9,245,000	9,245,000
		46,720,000
Iowa 0.8%
Iowa, Finance Authority, Multi-Family Revenue, Housing Windsor on River, Series A, AMT, 0.67%*, 5/1/2042, Wells Fargo Bank NA (a)	17,000,000	17,000,000
Iowa, State School Cash Anticipation Program, School Corporations, Series B, 3.0%, 1/21/2010, US Bank NA (a)	14,000,000	14,221,787
		31,221,787
Kansas 0.8%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.77%*, 12/1/2036, Marshall & Ilsley (a)	3,650,000	3,650,000
Leawood, KS, General Obligation, Series 1, 3.0%, 10/1/2009	15,800,000	15,883,024
Lenexa, KS, Series 2007-302, 144A, 0.73%*, 2/1/2012	12,495,000	12,495,000
		32,028,024
Kentucky 1.7%
Kentucky, Asset/Liability Commission, General Fund Revenue, Tax & Revenue Anticipation Notes, Series A, 3.0%, 6/25/2009	53,000,000	53,095,732
Kentucky, Housing Corp. Revenue, Series F, AMT, 0.5%*, 7/1/2029	9,050,000	9,050,000
Mason County, KY, Pollution Control Revenue, East Kentucky Power Corp., Inc., Series B-2, 1.25%*, 10/15/2014	4,600,000	4,600,000
		66,745,732
Louisiana 0.3%
Louisiana, Local Government Environmental Facilities & Community Development Authority Revenue, Downreit, Inc., Series B, 0.5%*, 10/1/2037, ABN AMRO Bank NV (a)	10,635,000	10,635,000
Maine 0.3%
Maine, State Housing Authority Mortgage Purchase:
Series G, AMT, 0.61%*, 11/15/2037	5,000,000	5,000,000
Series B, AMT, 0.73%*, 11/15/2041	5,000,000	5,000,000
		10,000,000
Maryland 1.3%
Baltimore, MD, Municipal Securities Trust Receipts, SGA 152, "A", 144A, 0.73%*, 7/1/2020, Societe Generale (a)	10,000,000	10,000,000
Maryland, BB&T Municipal Trust, University & College Improvements, Series 46, 144A, 0.51%*, 7/1/2016	3,850,000	3,850,000
Maryland, Health & Higher Education Facility, Series A, 0.45%, 6/18/2009	13,777,000	13,777,000
Maryland, State Economic Development Corp. Revenue, YMCA Central Maryland Project, 0.51%*, 4/1/2031, Branch Banking & Trust (a)	3,800,000	3,800,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Sheppard Pratt, Series B, 1.5%*, 7/1/2028, SunTrust Bank (a)	6,895,000	6,895,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Upper Chesapeake Hospital, Series B, 0.49%*, 1/1/2043, Branch Banking & Trust (a)	11,955,000	11,955,000
		50,277,000
Massachusetts 2.3%
Massachusetts, Bay Transportation Authority, General Transportation Systems, 1.5%*, 3/1/2030	65,000,000	65,000,000
Massachusetts, Macon Trust, Series 2007-310, 144A, 0.73%*, 6/15/2012, Bank of America NA (a)	4,150,000	4,150,000
Massachusetts, State Development Finance Agency Revenue, Clark University, 0.38%*, 10/1/2038, TD Bank NA (a)	3,500,000	3,500,000
Massachusetts, State Development Finance Agency Revenue, Northfield Mount Hermon, 0.49%*, 10/1/2042, JPMorgan Chase Bank (a)	3,000,000	3,000,000
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 0.63%*, 4/1/2038, TD Bank NA (a)	5,400,000	5,400,000
Massachusetts, State Industrial Finance Agency Revenue, Groton School Issue, Series B, 0.6%*, 3/1/2028	8,410,000	8,410,000
		89,460,000
Michigan 2.4%
Eastern Michigan University Revenues, 3.0%*, 6/1/2036, Dexia Credit Local (a)	13,000,000	13,000,000
Kalamazoo, MI, Hospital Finance Authority, Facility Revenue, Bronson Methodist Hospital, Series A, 0.5%*, 5/15/2028, JPMorgan Chase Bank (a)	12,160,000	12,160,000
Michigan, RBC Municipal Products, Inc. Trust, Series L-25, 144A, AMT, 0.74%*, 9/1/2033, Royal Bank of Canada (a)	66,745,000	66,745,000
		91,905,000
Minnesota 0.5%
Coon Rapids, MN, Industrial Development Revenue, Kurt Manufacturing Project:
AMT, 0.72%*, 11/1/2017, US Bank NA (a)	2,815,000	2,815,000
AMT, 0.72%*, 11/1/2027, US Bank NA (a)	5,000,000	5,000,000
Minnesota, School Districts Tax & Aid Anticipation Borrowing Program Certificates, 3.0%, 9/4/2009	12,000,000	12,055,054
		19,870,054
Mississippi 0.2%
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.82%*, 12/1/2047, Wachovia Bank NA (a)	9,375,000	9,375,000
Missouri 0.5%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Project, 0.47%*, 2/1/2039, US Bank NA (a)	9,000,000	9,000,000
Platte County, MO, Industrial Development Authority Revenue, Complete Home Concepts, Series A, AMT, 0.72%*, 1/1/2039, Columbian Bank (a)	6,800,000	6,800,000
Springfield, MO, Industrial Development Authority Revenue, Abec, Inc. Project, AMT, 0.8%*, 6/1/2028, US Bank NA (a)	3,200,000	3,200,000
		19,000,000
Nebraska 0.3%
Nebraska, Investment Finance Authority, Single Family Housing Revenue:
Series B, AMT, 0.63%*, 9/1/2034	4,060,000	4,060,000
Series D, AMT, 0.63%*, 9/1/2034	3,545,000	3,545,000
Series E, AMT, 0.63%*, 9/1/2034	3,305,000	3,305,000
Omaha, NE, Public Power District Electric Revenue, Series R-11291, 144A, 0.64%*, 2/1/2034	2,490,000	2,490,000
		13,400,000
Nevada 1.3%
Clark County, NV, Airport Revenue, Series D-3, 0.55%*, 7/1/2029, Bayerische Landesbank (a)	14,350,000	14,350,000
Clark County, NV, School District, Series B, 5.0%, 6/15/2009	7,000,000	7,027,246
Nevada, Housing Division Single Family Mortgage Revenue:
Series B, AMT, 0.63%*, 4/1/2042	8,000,000	8,000,000
Series A, AMT, 0.68%*, 10/1/2039	14,700,000	14,700,000
Nevada, Housing Division, Multi-Unit Housing, Apache Project, Series A, AMT, 0.56%*, 10/15/2032	4,400,000	4,400,000
		48,477,246
New Hampshire 0.4%
New Hampshire, Health & Education Facilities Authority Revenue, RiverWoods at Exeter, 0.47%*, 3/1/2038, Bank of America NA (a)	14,000,000	14,000,000
New Jersey 1.5%
New Jersey, Economic Development Authority, Industrial Development Revenue, CST-Products LLC Project, AMT, 0.68%*, 4/1/2026, National Bank of Canada (a)	2,840,000	2,840,000
New Jersey, State Tax & Revenue Anticipation Notes, Series A, 3.0%, 6/25/2009	50,000,000	50,104,443
New Jersey, State Turnpike Authority Revenue, Series C, 0.4%*, 1/1/2024, Scotiabank (a)	3,000,000	3,000,000
		55,944,443
New Mexico 0.5%
University of New Mexico Revenues, 1.22%*, 6/1/2026	19,480,000	19,480,000
New York 4.4%
Glen Cove, NY, Housing Authority Revenue, Series 57G, 144A, AMT, 0.74%*, 10/1/2026	5,425,000	5,425,000
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 144, AMT, 2.0%*, 10/1/2037	9,000,000	9,000,000
New York, State Urban Development Corp. Revenue, Series 2008-054, 144A, 2.5%*, 3/15/2024, Dexia Credit Local (a)	5,000,000	5,000,000
New York, Triborough Bridge & Tunnel Authority Revenues, Series A-1, 2.0%*, 11/15/2038	15,000,000	15,184,320
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Second Generation:
Series 2008-BB-3, 2.25%*, 6/15/2034	62,900,000	62,900,000
Series 2008-BB-1, 2.65%*, 6/15/2036	58,000,000	58,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A, Prerefunded, 6.0%, 8/15/2029	15,000,000	15,565,845
		171,075,165
North Carolina 4.9%
Cleveland County, NC, Industrial Facilities & Pollution Control Financing Authority, Curtiss-Wright Flight Systems, AMT, 0.75%*, 11/1/2023, Bank of America NA (a)	4,150,000	4,150,000
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.6%*, 3/1/2024, Branch Banking & Trust (a)	6,225,000	6,225,000
Series 1009, 144A, 0.6%*, 3/1/2024, Branch Banking & Trust (a)	18,435,000	18,435,000
Series 1011, 144A, 0.6%*, 4/1/2024, Branch Banking & Trust (a)	8,350,000	8,350,000
Series 1024, 144A, 0.6%*, 5/31/2024, Branch Banking & Trust (a)	5,370,000	5,370,000
Series 1025, 144A, 0.6%*, 6/1/2024, Branch Banking & Trust (a)	11,800,000	11,800,000
Series 1027, 144A, 0.6%*, 3/1/2016, Branch Banking & Trust (a)	11,085,000	11,085,000
Series 1032, 0.6%*, 1/7/2024, Branch Banking & Trust (a)	12,995,000	12,995,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project:
0.51%*, 12/1/2028, Branch Banking & Trust (a)	6,000,000	6,000,000
0.51%*, 5/1/2030, Branch Banking & Trust (a)	4,500,000	4,500,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.51%*, 8/1/2030, Branch Banking & Trust (a)	7,400,000	7,400,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Summit School, Inc. Project, 0.51%*, 6/1/2033, Branch Banking & Trust (a)	2,700,000	2,700,000
North Carolina, Capital Facilities Finance Agency, Educational Revenue, Forsyth Country Day School, 0.51%*, 12/1/2031, Branch Banking & Trust (a)	11,690,000	11,690,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, First Mortgage Deerfield, Series B, 0.51%*, 11/1/2038, Branch Banking & Trust (a)	10,035,000	10,035,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, Wake Forest University, Series A, 0.4%*, 7/1/2034, Branch Banking & Trust (a)	7,870,000	7,870,000
North Carolina, Medical Care Commission, Hospital Revenue, Southeastern Regional Medical Center, 0.51%*, 6/1/2037, Branch Banking & Trust (a)	2,500,000	2,500,000
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage Southminster, Series C, 0.48%*, 10/1/2014, Sovereign Bank FSB (a)	6,175,000	6,175,000
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, United Methodist Church, Series B, 0.51%*, 10/1/2035, Branch Banking & Trust (a)	4,905,000	4,905,000
North Carolina, Piedmont Triad Airport Authority Revenue:
Series A, 0.5%*, 7/1/2032, Branch Banking & Trust (a)	4,340,000	4,340,000
Series B, AMT, 0.75%*, 7/1/2029, Branch Banking & Trust (a)	3,965,000	3,965,000
North Carolina, State Education Assistance Authority Revenue, Student Loan:
Series A-2, AMT, 0.59%*, 9/1/2035, Royal Bank of Canada (a)	9,000,000	9,000,000
Series 5, AMT, 0.66%*, 9/1/2035, Branch Banking & Trust (a)	16,570,000	16,570,000
Raleigh Durham, NC, Airport Authority Revenue, Series C, AMT, 1.75%*, 5/1/2036, SunTrust Bank (a)	9,825,000	9,825,000
University of North Carolina Revenues, Series R-11292, 144A, 0.64%*, 12/1/2036	3,080,000	3,080,000
		188,965,000
Ohio 2.5%
Akron, Bath & Copley, OH, Joint Township Hospital District Revenue, Health Care Facility, Summner Project, 0.65%*, 12/1/2032, KBC Bank NV (a)	5,050,000	5,050,000
Butler County, OH, Healthcare Facilities Revenue, LifeSphere Project, 0.5%*, 5/1/2030, US Bank NA (a)	3,425,000	3,425,000
Cleveland, OH, Water Revenue, Series R, 0.3%*, 1/1/2033, BNP Paribas (a)	4,500,000	4,500,000
Columbus, OH, Regional Airport Authority Revenue, Pooled Financing Program, Series A, 0.51%*, 1/1/2030, US Bank NA (a)	5,180,000	5,180,000
Ohio, Clipper Tax-Exempt Certificate Trust, Series 2006-8, 144A, AMT, 0.75%*, 4/1/2013	5,855,000	5,855,000
Ohio, Housing Finance Agency, Mortgage Revenue, Residential-Mortgage Backed, Series D, AMT, 0.61%*, 9/1/2036	45,000,000	45,000,000
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority:
Series C, 0.82%*, 6/1/2048, Wachovia Bank NA (a)	9,780,000	9,780,000
Series D, AMT, 0.82%*, 6/1/2048, Wachovia Bank NA (a)	4,340,000	4,340,000
Ohio, State Housing Finance Authority Revenue, Series 2008-3308, 144A, AMT, 0.83%*, 3/1/2033	13,105,000	13,105,000
		96,235,000
Oklahoma 0.4%
Oklahoma, Development Finance Authority, Continuing Care Retirement, Inverness Village Project, Series A, 0.5%*, 1/1/2042, KBC Bank NV (a)	15,835,000	15,835,000
Oregon 1.9%
Oregon, Portland Housing Revenue, Series 2007-313, 144A, 0.73%*, 12/1/2039	11,805,000	11,805,000
Oregon, State Facilities Authority Revenue, PeaceHealth System:
Series D, 0.4%*, 5/1/2047, Wells Fargo Bank NA (a)	8,000,000	8,000,000
Series C, 0.47%*, 5/1/2047, Wells Fargo Bank NA (a)	4,200,000	4,200,000
Oregon, State General Obligation, Tax Anticipation Notes, Series A, 3.0%, 6/30/2009	35,000,000	35,073,500
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project:
0.6%*, 5/1/2034, Bank of America NA (a)	8,835,000	8,835,000
0.6%*, 5/1/2037, Bank of America NA (a)	5,580,000	5,580,000
		73,493,500
Pennsylvania 3.6%
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 0.51%*, 6/1/2032, PNC Bank NA (a)	7,525,000	7,525,000
Allegheny County, PA, RBC Municipal Products, Inc. Trust, Series E-11, 144A, 0.61%*, 12/1/2011, Royal Bank of Canada (a)	10,000,000	10,000,000
Bucks County, PA, Industrial Development Authority Revenue, Grand View Hospital, Series B, 0.4%*, 7/1/2039, PNC Bank NA (a)	8,850,000	8,850,000
Butler County, PA, General Authority Revenue, New Castle Area School District, Series A, 0.48%*, 3/1/2029, PNC Bank NA (a)	3,135,000	3,135,000
Chester County, PA, Industrial Development Authority, University Student Housing Revenue LLC, Series A, 2.9%*, 2/1/2043, Citizens Bank of PA (a)	8,000,000	8,000,000
Monroe County, PA, Hospital Authority Revenue, Stars-Pocono Medical Center, Series B, 0.43%*, 1/1/2032, PNC Bank NA (a)	7,045,000	7,045,000
Pennsylvania, BB&T Municipal Trust, Series 1, 0.52%*, 9/15/2015	4,995,000	4,995,000
Pennsylvania, Commonwealth Systems of Higher Education, University of Pittsburgh Capital Project:
Series B, 4.98%*, 9/15/2027	12,500,000	12,500,000
Series B, 4.98%*, 9/15/2028	5,000,000	5,000,000
Series B, 4.98%*, 9/15/2040	20,000,000	20,000,000
Series B, 4.98%*, 9/15/2041	10,300,000	10,300,000
Pennsylvania, Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply LLC, Series C, 0.52%*, 12/1/2037, Wachovia Bank NA (a)	8,570,000	8,570,000
Pennsylvania, Northeastern Hospital & Education Authority Revenue, Commonwealth Medical College Project, 0.4%*, 9/1/2034, PNC Bank NA (a)	5,725,000	5,725,000
Pennsylvania, State Turnpike Commission Revenue, Series B, 1.75%*, 12/1/2012	6,250,000	6,250,000
Philadelphia, PA, Airport Revenue, Series C, AMT, 0.53%*, 6/15/2025, TD Bank NA (a)	20,000,000	20,000,000
		137,895,000
Rhode Island 0.4%
Rhode Island, Housing & Mortgage Finance Corp., Series R-11207, 144A, AMT, 0.72%*, 10/1/2047	9,625,000	9,625,000
Rhode Island, Single Family Housing, Series 2008-1110, 144A, AMT, 0.83%*, 10/1/2032	5,250,000	5,250,000
		14,875,000
South Carolina 0.6%
Greenwood County, SC, Exempt Facility Industrial Revenue, Fuji Photo Film Project, AMT, 0.65%*, 9/1/2011	10,300,000	10,300,000
South Carolina, BB&T Municipal Trust, Series 1013, 144A, 0.6%*, 1/1/2023, Branch Banking & Trust (a)	6,460,000	6,460,000
South Carolina, Jobs Economic Development Authority Revenue, Goodwill Industries of Upper South Carolina, Inc. Project, 0.51%*, 9/1/2028, Branch Banking & Trust (a)	6,400,000	6,400,000
		23,160,000
South Dakota 1.4%
South Dakota, Conservancy District Revenue, State Revolving Fund Program, 1.0%*, 8/1/2029	35,000,000	35,000,000
South Dakota, Economic Development Finance Authority, Industrial Development Revenue, Wilson Trailer Project, 144A, AMT, 0.77%*, 2/1/2028, First American Bank (a)	9,500,000	9,500,000
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health, Series A-2, 0.4%*, 7/1/2038, US Bank NA (a)	9,000,000	9,000,000
		53,500,000
Tennessee 2.2%
Blount County, TN, Public Building Authority, Local Government Public Improvement:
Series E-5-A, 0.49%*, 6/1/2030, Branch Banking & Trust (a)	41,500,000	41,500,000
Series C-3-A, 0.5%*, 6/1/2029	10,000,000	10,000,000
Dickson, TN, Redstone Partners Floaters/Residuals Trust, Series B, 144A, AMT, 0.82%*, 12/1/2047, Wachovia Bank NA (a)	3,120,000	3,120,000
Nashville & Davidson County, TN, Metropolitan Government, Health & Educational Facilities Board Revenue, Belmont University Project, 1.45%*, 12/1/2025, SunTrust Bank (a)	11,805,000	11,805,000
Nashville, TN, Metropolitan Nashville Airport Authority Revenue, Series A, 1.5%*, 7/1/2019, Societe Generale (a)	5,900,000	5,900,000
Nashville, TN, Metropolitan Nashville Airport Authority, Special Facilities Revenue, Aero Nashville LLC Project, Series A, AMT, 0.73%*, 7/1/2036, JPMorgan Chase Bank (a)	5,155,000	5,155,000
Selmer/McNairy County, TN, Industrial Development Board Revenue, United Stainless, Inc., AMT, 0.75%*, 12/1/2023, Bank of America NA (a)	6,500,000	6,500,000
		83,980,000
Texas 12.5%
Atascosa County, TX, Industrial Development Corp., Pollution Control Revenue, San Miguel Electric Cooperative, Inc., 0.75%*, 6/30/2020	33,100,000	33,100,000
Comal, TX, Independent School District, Series 2593, 144A, 0.65%*, 2/1/2034	6,825,000	6,825,000
Dallas, TX, Independent School Building District, 5.0%, 2/15/2010	12,980,000	13,431,491
East Texas, Housing Finance, Redstone Partners Floaters/Residuals Trust, Series D, 144A, AMT, 0.82%*, 12/1/2047, Wachovia Bank NA (a)	7,945,000	7,945,000
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Healthcare System, Series D-3, 0.33%*, 6/1/2029, Compass Bank (a)	4,625,000	4,625,000
Harris County, TX, Cultural Education Facilities Finance Corp., Special Facilities Revenue, Texas Medical Center, Series B-2, 0.38%*, 9/1/2031, Compass Bank (a)	4,125,000	4,125,000
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor College of Medicine, Series B, 0.45%*, 11/15/2047, Northern Trust Co. (a)	5,000,000	5,000,000
Houston, TX, Housing Finance Corp., Series 2110, 144A, AMT, 0.7%*, 12/1/2040	4,515,000	4,515,000
Houston, TX, Independent School District, Series 1231, 144A, 0.65%*, 2/15/2032	5,040,000	5,040,000
Houston, TX, Water & Sewer System Revenue, Series 27TPZ, 144A, 0.58%*, 12/1/2028 (b)	13,460,000	13,460,000
Leander, TX, Independent School District, Series R-11662, 144A, 0.65%*, 8/15/2025	3,750,000	3,750,000
North Texas, Higher Education Authority, Inc., Student Loan Revenue, Series A, AMT, 0.75%*, 12/1/2038, Lloyds TSB Bank PLC (a)	2,600,000	2,600,000
North Texas, Tollway Authority, 0.45%, 6/1/2009	6,000,000	6,000,000
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health, Series C-5, 0.45%*, 7/1/2031, Compass Bank (a)	10,000,000	10,000,000
Texas, Alliance Airport Authority, Inc., Special Facilities Revenue, Series 2088, 144A, AMT, 0.61%*, 4/1/2021	24,570,000	24,570,000
Texas, Department of Housing, Series 2008-3022X, 144A, AMT, 0.83%*, 9/1/2032	6,740,000	6,740,000
Texas, North East Independent School District, "A", 144A, 0.63%*, 8/1/2037	8,935,000	8,935,000
Texas, RBC Municipal Products, Inc. Trust, Series L-46, 144A, AMT, 0.74%*, 12/1/2034, Royal Bank of Canada (a)	52,995,000	52,995,000
Texas, Solar Eclipse Funding Trust, 144A, 0.51%*, 8/1/2037, US Bank NA (a)	8,465,000	8,465,000
Texas, State Department of Housing & Community Affairs, Multi-Family Housing Revenue, Series 2108, 144A, AMT, 0.7%*, 6/20/2047	3,375,000	3,375,000
Texas, State Municipal Securities Trust Receipts, Series SGA-92, 144A, 1.2%*, 8/1/2029	11,435,000	11,435,000
Texas, State Tax & Revenue Anticipation Notes, 3.0%, 8/28/2009	150,000,000	150,668,650
Texas, State Transportation Commission Revenue, First Tier, Series A, 5.0%, 4/1/2010	5,000,000	5,199,672
Texas, State Veteran Housing Assistance Fund II, Series A, AMT, 1.25%*, 12/1/2038	17,810,000	17,810,000
Texas, University of Houston, Series 2008-3315, 144A, 0.93%*, 2/15/2033 (b)	9,335,000	9,335,000
Texas, University Systems Revenue, Series F, 0.47%, 6/23/2009	19,500,000	19,500,000
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Longhorn Village Project, Series B, 0.38%*, 7/1/2037, Bank of Scotland (a)	13,800,000	13,800,000
Tyler, TX, Independent School District, School Building, Series A, 1.5%*, 2/15/2025	24,000,000	24,000,000
Weslaco, TX, Health Facilities Development, Knapp Medical Centre, Series A, 0.6%*, 6/1/2038, Compass Bank (a)	4,780,000	4,780,000
		482,024,813
Utah 2.2%
Utah, Housing Corp., Series 2008-3300, 144A, AMT, 0.83%*, 1/1/2039	5,000,000	5,000,000
Utah, Transportation Authority Revenue, Series 2008-3045X, 144A, 0.93%*, 6/15/2036 (b)	2,500,000	2,500,000
Utah, Water Finance Agency Revenue, Series B-3, 0.52%*, 7/1/2036, JPMorgan Chase Bank (a)	75,400,000	75,400,000
		82,900,000
Virginia 2.2%
Albemarle County, VA, Economic Development Authority, Hospital Revenue, Martha Jefferson Hospital, Series B, 0.46%*, 10/1/2048, Branch Banking & Trust (a)	6,000,000	6,000,000
Lynchburg, VA, Industrial Development Authority Revenue, Central Health Hospital:
Series B, 0.44%*, 1/1/2035, Branch Banking & Trust (a)	4,550,000	4,550,000
Series C, 0.44%*, 1/1/2035, Branch Banking & Trust (a)	8,900,000	8,900,000
Norfolk, VA, State General Obligation, AMT, 0.73%*, 8/1/2037	11,820,000	11,820,000
Virginia, College Building Authority, Educational Facilities Revenue, University of Richmond:
Series A, 0.8%*, 2/26/2039	10,500,000	10,500,000
Series B, 0.8%*, 2/26/2039	4,000,000	4,000,000
Virginia, RBC Municipal Products, Inc. Trust:
Series C-2, 144A, AMT, 0.72%*, 1/1/2014, Royal Bank of Canada (a)	9,490,000	9,490,000
Series C-8, 144A, AMT, 0.73%*, 9/1/2039, Royal Bank of Canada (a)	25,665,000	25,665,000
Winchester, VA, Industrial Development Authority, Residential Care Facility Revenue, Westminster Cantenbury, Series B, 0.51%*, 1/1/2035, Branch Banking & Trust (a)	2,900,000	2,900,000
		83,825,000
Washington 2.4%
Seattle, WA, Water Systems Revenue, Series 2170, 144A, 0.51%*, 2/1/2031 (b)	2,530,000	2,530,000
University of Washington, 0.45%, 5/19/2009	30,000,000	30,000,000
Washington, RBC Municipal Products, Inc. Trust, Series C-7, 144A, AMT, 0.73%*, 12/1/2009, Royal Bank of Canada (a)	11,995,000	11,995,000
Washington, Solar Eclipse Funding Trust, Series 2007-0094, 144A, 0.51%*, 10/1/2036	4,204,000	4,204,000
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.6%*, 7/1/2030, JPMorgan Chase Bank (a)	8,000,000	8,000,000
Washington, State General Obligation:
Series 2599, 144A, 0.56%*, 1/1/2016	4,505,000	4,505,000
Series 3087, 144A, 0.56%*, 7/1/2016	5,055,000	5,055,000
Series R-11477, 0.98%*, 7/1/2025 (b)	5,445,000	5,445,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.47%*, 5/1/2028, US Bank NA (a)	9,255,000	9,255,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Lake City Senior Apartments Project, Series A, AMT, 0.75%*, 7/1/2039	4,800,000	4,800,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Vintage Silverdale, Series A, AMT, 0.68%*, 9/15/2039	4,000,000	4,000,000
Washington, State Housing Finance Commission, Nonprofit Revenue, YMCA Tacoma-Pierce County Project, 0.43%*, 12/1/2032, US Bank NA (a)	3,615,000	3,615,000
		93,404,000
West Virginia 0.3%
West Virginia, State Hospital Finance Authority Revenue, Cabell Huntington Hospital, Series A, 0.46%*, 1/1/2034, Branch Banking & Trust (a)	13,480,000	13,480,000
Wisconsin 4.0%
Milwaukee, WI, General Obligation:
Series V8, 0.55%*, 2/1/2025	2,700,000	2,700,000
Series 2009-R3, 1.25%, 12/17/2009	50,000,000	50,253,730
Series 2009-R3, 1.5%, 12/17/2009	66,000,000	66,434,317
Plymouth, WI, Industrial Development Revenue, Masters Gallery Foods, Series A, AMT, 0.62%*, 5/1/2038, Wells Fargo Bank NA (a)	5,300,000	5,300,000
University of Wisconsin, Hospitals & Clinics Authority Revenue, Series A, 0.48%*, 4/1/2032, US Bank NA (a)	4,870,000	4,870,000
Whitewater, WI, Industrial Development Revenue, MacLean-Fogg Co. Project, AMT, 0.8%*, 12/1/2009, Bank of America NA (a)	3,000,000	3,000,000
Wisconsin, Clipper Tax-Exempt Certificates Trust, Series 2007-5, 144A, 0.73%*, 9/1/2017	6,755,000	6,755,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Gundersen Lutheran, Series A, 1.92%*, 12/1/2015 (b)	15,895,000	15,895,000
		155,208,047
Wyoming 1.0%
Wyoming, Student Loan Corp. Revenue, Series A-3, AMT, 0.59%*, 12/1/2043, Royal Bank of Canada (a)	40,000,000	40,000,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,725,060,257)+	96.8	3,725,060,257
Other Assets and Liabilities, Net	3.2	121,688,073
Net Assets	100.0	3,846,748,330
* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of April 30, 2009.
+ The cost for federal income tax purposes was $3,725,060,257.
(a) The security incorporates a letter of credit from the bank listed.
(b) Bond is insured by the following company:
Insurance Coverage	As a % of Total Investment Portfolio
Financial Security Assurance, Inc.	2.4

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax

Prerefunded: bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Valuation Inputs	Investments in Securities
Level 1	$ —
Level 2	3,725,060,257
Level 3	—
Total	$ 3,725,060,257

The accompanying notes are an integral part of the financial statements.

Financial Statements

Tax-Exempt Portfolio

Statement of Assets and Liabilities as of April 30, 2009
Assets	Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 3,725,060,257
Cash	10,634,701
Receivable for investments sold	99,165,896
Receivable for Portfolio shares sold	302,867
Interest receivable	13,861,034
Other assets	137,529
Total assets	3,849,162,284
Liabilities
Payable for Portfolio shares redeemed	802,877
Dividends payable	369,883
Accrued management fee	226,673
Other accrued expenses and payables	1,014,521
Total liabilities	2,413,954
Net assets, at value	$ 3,846,748,330
Net Assets Consist of
Undistributed net investment income	1,052,002
Paid-in capital	3,845,696,328
Net assets, at value	$ 3,846,748,330

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2009 (continued)
Net Asset Value	Tax-Exempt Portfolio

Capital Assets Funds Shares

Net Asset Value, offering and redemption price per share ($25,885,787 ÷ 25,879,416 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00

Davidson Cash Equivalent Shares

Net Asset Value, offering and redemption price per share ($67,300,756 ÷ 67,276,128 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00

DWS Tax-Exempt Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($1,770,193,459 ÷ 1,769,754,895 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00

DWS Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($503,171,003 ÷ 502,959,294 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00

DWS Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($164,293,783 ÷ 164,071,125 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00

Premier Money Market Shares

Net Asset Value, offering and redemption price per share ($491,336,364 ÷ 491,255,503 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($61,756,720 ÷ 61,735,792 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($192,822,742 ÷ 192,758,602 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($569,987,716 ÷ 569,806,497 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended April 30, 2009
Investment Income	Tax-Exempt Portfolio
Income: Interest	$ 76,594,313
Expenses: Management fee	2,665,307
Services to shareholders	3,397,881
Administration fee	3,939,411
Custodian fee	132,671
Distribution and service fees	6,207,359
Professional fees	191,460
Trustees' fees and expenses	124,281
Reports to shareholders	274,030
Registration fees	181,372
Temporary guarantee program participation fee	1,017,974
Other	203,851
Total expenses before expense reductions	18,335,597
Expense reductions	(344,594)
Total expenses after expense reductions	17,991,003
Net investment income	58,603,310
Net realized gain (loss) from investments	192,457
Net increase (decrease) in net assets resulting from operations	$ 58,795,767

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2009	2008
Operations: Net investment income	$ 58,603,310	$ 107,209,905
Net realized gain (loss)	192,457	842,162
Net increase in net assets resulting from operations	58,795,767	108,052,067
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(131,190)	(449,540)
Davidson Cash Equivalent Shares	(719,122)	(1,777,824)
DWS Tax-Exempt Cash Institutional Shares	(30,748,714)	(48,659,956)
DWS Tax-Exempt Money Fund	(8,765,409)	(19,514,792)
DWS Tax-Free Money Fund Class S	(2,574,843)	(5,179,943)
Premier Money Market Shares	(4,688,219)	(5,518,669)
Service Shares	(632,154)	(1,321,653)
Tax-Exempt Cash Managed Shares	(2,987,177)	(7,532,881)
Tax-Free Investment Class	(7,262,264)	(17,282,509)
Total distributions	(58,509,092)	(107,237,767)
Portfolio share transactions: Proceeds from shares sold	9,140,219,601	9,580,702,800
Reinvestment of distributions	48,514,962	85,897,897
Cost of shares redeemed	(9,257,262,435)	(8,577,880,778)
Net increase (decrease) in net assets from Portfolio share transactions	(68,527,872)	1,088,719,919
Increase (decrease) in net assets	(68,241,197)	1,089,534,219
Net assets at beginning of period	3,914,989,527	2,825,455,308
Net assets at end of period (including undistributed net investment income and distributions in excess of net investment income of $1,052,002 and $5,648, respectively)	$ 3,846,748,330	$ 3,914,989,527

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio Davidson Cash Equivalent Shares
Years Ended April 30,	2009	2008	2007	2006	2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.009	.025	.028	.020	.006
Less distributions from net investment income	(.009)	(.025)	(.028)	(.020)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.94	2.53	2.79	1.98	.58**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	67	75	58	51	34
Ratio of expenses before expense reductions (%)	.91	.90	.91	.89	.88*
Ratio of expenses after expense reductions (%)	.86	.85	.85	.85	.85*
Ratio of net investment income (%)	.92	2.47	2.76	1.97	1.03*
[a] For the period from September 28, 2004 (commencement of operations) to April 30, 2005. [b] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements

1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three portfolios: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios").

Money Market Portfolio offers nine classes of shares: Capital Assets Funds Shares, Capital Assets Funds Preferred Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Institutional Money Market Shares, Institutional Select Money Market Shares, Premier Money Market Shares, Premium Reserve Money Market Shares and Service Shares.

Government & Agency Securities Portfolio offers eight classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares, Premier Money Market Shares and Service Shares.

Tax-Exempt Portfolio offers nine classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Premier Money Market Shares, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Davidson Cash Equivalent Shares and Davidson Cash Equivalent Plus Shares, are provided separately and are available upon request.

Each Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Portfolio, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Each Portfolio adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective at the beginning of each Portfolio's fiscal year. Disclosure about the classification of fair value measurements is included at the end of each Portfolio's Investment Portfolio.

New Accounting Pronouncement. In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently reviewing the enhanced disclosure requirements for the adoption of FSP 157-4.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby each Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolios have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolios' claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each of the Portfolios' policies is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Portfolios have reviewed the tax positions for the open tax years as of April 30, 2009 and have determined that no provision for income tax is required in the Portfolios' financial statements. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly. Each Portfolio may take into account capital gains and losses in its daily dividend declarations. Each Portfolio may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolios.

At April 30, 2009, the Portfolios' components of distributable earnings on a tax-basis are as follows:

Money Market Portfolio: Undistributed ordinary income	$ 714,514
Government & Agency Securities Portfolio: Undistributed ordinary income	$ 3,347,908
Tax-Exempt Portfolio: Undistributed tax-exempt income	$ 1,449,524

In addition, during the years ended April 30, 2009 and April 30, 2008, the tax character of distributions paid to shareholders by each Portfolio is summarized as follows:

Portfolio	Years Ended April 30,
	2009	2008
Money Market Portfolio: Distributions from ordinary income*	$ 62,191,415	$ 173,922,914
Government & Agency Securities Portfolio: Distributions from ordinary income	$ 104,415,283	$ 157,050,554
Tax-Exempt Portfolio: Distributions from tax-exempt income	$ 58,316,635	$ 107,237,767
Distributions from ordinary income*	$ 144,235	$ —
Distributions from long-term capital gains	$ 48,222	$ —
* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned pro rata on the basis of relative net assets among the Portfolios in the Trust.

Contingencies. In the normal course of business, the Portfolios may enter into contracts with service providers that contain general indemnification clauses. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet been made. However, based on experience, the Portfolios expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under an Investment Management Agreement and an Amended and Restated Investment Management Agreement (with respect to the Government & Agency Securities Portfolio and Tax-Exempt Portfolio) between the Trust and Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Portfolios in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Portfolio.

Prior to June 1, 2008, in addition to portfolio management services, the Advisor provided certain administrative services in accordance with the Investment Management Agreement. For the period from May 1, 2008 through May 31, 2008, the Portfolios paid a monthly management fee based on the Trust's combined average daily net assets, computed and accrued daily and payable monthly, at 1/12 of the following annual rates:

First $500 million of the Trust's combined average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

The Investment Management Agreement, including this fee schedule, has remained in effect for the Money Market Portfolio.

Effective June 1, 2008, under the Amended and Restated Investment Management Agreement with the Advisor, the Government & Agency Securities Portfolio and Tax-Exempt Portfolio pay a monthly management fee based on the Trust's combined average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Trust's combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from February 15, 2007 through May 31, 2008, the Advisor had agreed to contractually reduce its management fee for the Government & Agency Securities Portfolio such that the annual effective rate was limited to 0.15% of the Government & Agency Securities Portfolio's average daily net assets.

Effective June 1, 2008, the Advisor has agreed to contractually reduce its management fee for the Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the Government & Agency Securities Portfolio's average daily net assets.

Accordingly, for the year ended April 30, 2009, the Advisor waived a portion of its management fee on the Government & Agency Securities Portfolio aggregating $707,785 and the amount charged aggregated $6,321,775.

Accordingly, for the year ended April 30, 2009, the Portfolios incurred management fees equivalent to the following annual effective rates of each Portfolio's average daily net assets:

Portfolio	Annual Effective Rate
Money Market Portfolio	.16%
Government & Agency Securities Portfolio	.05%
Tax-Exempt Portfolio	.06%

For the period from May 1, 2007 through July 31, 2009, the Advisor had contractually agreed to waive or reimburse certain operating expenses in order to maintain the annual expenses at 0.85% of the Davidson Cash Equivalent Shares of the Tax-Exempt Portfolio (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest).

For the period from May 1, 2008 through April 30, 2009, the Advisor voluntarily agreed to waive or reimburse certain operating expenses in order to maintain the annual expenses at 1.00% and 1.00% of the Davidson Cash Equivalent Shares of the Money Market Portfolio and Government & Agency Securities Portfolio, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest).

For the period from May 1, 2008 through April 30, 2009, the Advisor voluntarily agreed to waive or reimburse certain operating expenses in order to maintain the annual expenses at 0.85% and 0.85% of the Davidson Cash Equivalent Plus Shares of the Money Market Portfolio and Government & Agency Securities Portfolio, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest).

The Advisor also has agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

In addition, the Advisor has agreed to voluntarily waive expenses as necessary to maintain a minimum yield. The waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain distribution fees on Davidson Cash Equivalent Shares for Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio and Davidson Cash Equivalent Plus Shares for Money Market Portfolio and Government & Agency Securities Portfolio.

Administration Fee. Effective June 1, 2008, the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio entered into an Administrative Services Agreement with DIMA, pursuant to which DIMA provides most administrative services to the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Portfolios pays the Advisor an annual fee ("Administration Fee") of 0.10% of each of these two Portfolios' average daily net assets, computed and accrued daily and payable monthly. For the period from June 1, 2008 through April 30, 2009, the Administration Fee from the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio was as follows:

Portfolio	Administration Fee	Unpaid at April 30, 2009
Government & Agency Securities Portfolio	$ 11,512,052	$ 1,662,111
Tax-Exempt Portfolio	$ 3,939,411	$ 331,196

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Portfolios. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Portfolios. For the year ended April 30, 2009, the amounts charged to the Portfolios by DISC were as follows:

Money Market Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2009
Capital Assets Funds Shares	$ 2,464,567	$ —	$ 473,067
Capital Assets Funds Preferred Shares	101,658	—	35,034
Davidson Cash Equivalent Shares	92,625	—	34,473
Davidson Cash Equivalent Plus Shares	15,808	—	2,534
Institutional Money Market Shares	50,260	—	24,657
Institutional Select Money Market Shares	73	71	—
Premier Money Market Shares	5,007,163	—	814,404
Premium Reserve Money Market Shares	453,184	—	84,856
Service Shares	2,829,342	—	765,807
Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2009
Capital Assets Funds Shares	$ 648,761	$ —	$ 97,364
Davidson Cash Equivalent Shares	78,556	—	24,095
Davidson Cash Equivalent Plus Shares	51,213	—	8,367
DWS Government & Agency Money Fund	284,055	—	53,190
DWS Government Cash Institutional Shares	151,153	—	31,638
Government Cash Managed Shares	399,118	—	60,450
Premier Money Market Shares	9,360,943	—	1,962,223
Service Shares	412,420	—	75,467
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2009
Capital Assets Funds Shares	$ 45,848	$ —	$ 9,535
Davidson Cash Equivalent Shares	113,783	—	17,272
DWS Tax-Exempt Cash Institutional Shares	374,669	29,805	35,607
DWS Tax-Exempt Money Fund	166,431	—	23,011
DWS Tax-Free Money Fund Class S	88,136	—	6,361
Premier Money Market Shares	1,414,937	—	223,628
Service Shares	195,054	—	34,184
Tax-Exempt Cash Managed Shares	206,104	—	31,764
Tax-Free Investment Class	661,862	—	97,824

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2009, the Distribution Fee was as follows:

Money Market Portfolio:	Distribution Fee	Waived	Unpaid at April 30, 2009	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 3,253,328	$ 352,727	$ 53,035.29%		.33%
Capital Assets Funds Preferred Shares	136,696	24,849	7,052.16%		.20%
Davidson Cash Equivalent Shares	126,126	3,340	4,873.29%		.30%
Davidson Cash Equivalent Plus Shares	19,868	118	980.25%		.25%
Institutional Money Market Shares	21,379	—	4,481.01%		.08%
Premier Money Market Shares	5,007,517	315,641	182,187.23%		.25%
Service Shares	6,789,954	709,994	339,881.54%		.60%
Government & Agency Securities Portfolio:	Distribution Fee	Waived	Unpaid at April 30, 2009	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 839,833	$ 269,002	$ —	.22%	.33%
Davidson Cash Equivalent Shares	95,200	24,367	—	.22%	.30%
Davidson Cash Equivalent Plus Shares	66,610	12,440	—	.20%	.25%
Premier Money Market Shares	9,466,746	2,901,955	—	.17%	.25%
Service Shares	1,000,126	182,709	12,061.49%		.60%
Tax-Exempt Portfolio:	Distribution Fee	Waived	Unpaid at April 30, 2009	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 61,900	$ 13,126	$ 5,232.26%		.33%
Davidson Cash Equivalent Shares	227,567	33,162	13,400.26%		.30%
Premier Money Market Shares	1,414,937	189,545	80,784.22%		.25%
Service Shares	468,133	66,300	26,585.52%		.60%
Tax-Free Investment Class	1,597,542	—	118,274.25%		.25%

In addition, DIDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2009, the Service Fee was as follows:

Money Market Portfolio:	Service Fee	Unpaid at April 30, 2009	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 2,464,568	$ 188,836.25%		.25%
Capital Assets Funds Preferred Shares	68,352	4,176.10%		.10%
Davidson Cash Equivalent Shares	105,105	6,178.25%		.25%
Davidson Cash Equivalent Plus Shares	15,895	836.20%		.20%
Institutional Money Market Shares	21,379	4,466.01%		.08%
Premier Money Market Shares	5,007,517	422,639.25%		.25%
Premium Reserve Money Market Shares	1,099,899	89,046.25%		.25%
Government & Agency Securities Portfolio:	Service Fee	Unpaid at April 30, 2009	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 636,237	$ 56,991.25%		.25%
Davidson Cash Equivalent Shares	79,333	6,258.25%		.25%
Davidson Cash Equivalent Plus Shares	53,288	5,116.20%		.20%
Government Cash Managed Shares	625,968	64,498.15%		.15%
Premier Money Market Shares	9,468,141	876,472.25%		.25%
Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2009	Annual Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 46,894	$ 4,925.25%		.25%
Davidson Cash Equivalent Shares	189,639	14,524.25%		.25%
Premier Money Market Shares	1,414,937	104,134.25%		.25%
Tax-Exempt Cash Managed Shares	338,498	27,859.15%		.15%
Tax-Free Investment Class	447,312	33,795.07%		.25%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Portfolios. For the year ended April 30, 2009, the amounts charged to the Portfolios by DIMA included in the Statement of Operations under "reports to shareholders" were as follows:

Portfolio	Total Aggregated	Unpaid at April 30, 2009
Money Market Portfolio	$ 85,895	$ 24,476
Government & Agency Securities Portfolio	$ 87,513	$ 27,670
Tax-Exempt Portfolio	$ 138,586	$ 46,531

Trustees' Fees and Expenses. The Portfolios paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

3. Fee Reductions

Each Portfolio has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Portfolio's custodian expenses. During the year ended April 30, 2009, each Portfolio's custodian fee was reduced as follows:

Portfolio	Custody Credits	Transfer Agent Credits
Money Market Portfolio	$ 2,467	$ 7,968
Government & Agency Securities Portfolio	$ 34,894	$ 11,398
Tax-Exempt Portfolio	$ 5,566	$ 7,090

4. Line of Credit

The Portfolios and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. Each Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Portfolios:

Money Market Portfolio

	Year Ended April 30, 2009		Year Ended April 30, 2008
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	756,323,913	$ 756,323,913	887,834,293	$ 887,834,293
Capital Assets Funds Preferred Shares	96,644,444	96,644,444	235,192,915	235,192,915
Davidson Cash Equivalent Shares	6,293,816	6,293,816	6,365,267	6,365,267
Davidson Cash Equivalent Plus Shares	6,577,884	6,577,884	9,407,578	9,407,578
Institutional Money Market Shares	2,007,881,776	2,007,881,776	499,505,998	499,505,998
Institutional Select Money Market Shares	1	1	10,000	10,000
Premier Money Market Shares	2,189,467,703	2,189,467,703	2,215,491,618	2,215,491,618
Premium Reserve Money Market Shares	717,047,245	717,047,245	650,612,883	650,612,883
Service Shares	1,541,551,203	1,541,551,203	1,826,603,789	1,826,603,789
		$ 7,321,787,985		$ 6,331,024,341
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	12,130,033	$ 12,130,033	38,948,357	$ 38,948,357
Capital Assets Funds Preferred Shares	1,195,269	1,195,269	1,466,862	1,466,862
Davidson Cash Equivalent Shares	576,062	576,062	4,564,565	4,564,565
Davidson Cash Equivalent Plus Shares	117,206	117,206	1,268,285	1,268,285
Institutional Money Market Shares	2,692,452	2,692,452	6,215,734	6,215,734
Institutional Select Money Market Shares	207	207	122	122
Premier Money Market Shares	24,504,141	24,504,141	62,595,239	62,595,239
Premium Reserve Money Market Shares	6,580,302	6,580,302	11,885,655	11,885,655
Service Shares	13,634,712	13,634,712	45,908,683	45,908,683
		$ 61,430,384		$ 172,853,502
Shares redeemed
Capital Assets Funds Shares	(905,900,056)	$ (905,900,056)	(849,202,083)	$ (849,202,083)
Capital Assets Funds Preferred Shares	(123,589,990)	(123,589,990)	(161,775,756)	(161,775,756)
Davidson Cash Equivalent Shares	(36,566,566)	(36,566,566)	(192,093,276)	(192,093,276)
Davidson Cash Equivalent Plus Shares	(13,483,561)	(13,483,561)	(82,240,596)	(82,240,596)
Institutional Money Market Shares	(1,625,470,563)	(1,625,470,563)	(507,357,658)	(507,357,658)
Premier Money Market Shares	(2,094,278,190)	(2,094,278,190)	(1,719,623,951)	(1,719,623,951)
Premium Reserve Money Market Shares	(716,277,240)	(716,277,240)	(541,063,161)	(541,063,161)
Service Shares	(1,668,466,504)	(1,668,466,504)	(1,720,132,586)	(1,720,132,586)
		$ (7,184,032,670)		$ (5,773,489,067)
Net increase (decrease)
Capital Assets Funds Shares	(137,446,110)	$ (137,446,110)	77,580,567	$ 77,580,567
Capital Assets Funds Preferred Shares	(25,750,277)	(25,750,277)	74,884,021	74,884,021
Davidson Cash Equivalent Shares	(29,696,688)	(29,696,688)	(181,163,444)	(181,163,444)
Davidson Cash Equivalent Plus Shares	(6,788,471)	(6,788,471)	(71,564,733)	(71,564,733)
Institutional Money Market Shares	385,103,665	385,103,665	(1,635,926)	(1,635,926)
Institutional Select Money Market Shares	208	208	10,122	10,122
Premier Money Market Shares	119,693,654	119,693,654	558,462,906	558,462,906
Premium Reserve Money Market Shares	7,350,307	7,350,307	121,435,377	121,435,377
Service Shares	(113,280,589)	(113,280,589)	152,379,886	152,379,886
		$ 199,185,699		$ 730,388,776

Government & Agency Securities Portfolio

	Year Ended April 30, 2009		Year Ended April 30, 2008
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	681,683,695	$ 681,683,695	1,042,257,699	$ 1,042,257,699
Davidson Cash Equivalent Shares	17,323,178	17,323,178	5,983,708	5,983,708
Davidson Cash Equivalent Plus Shares	119,369,805	119,369,805	159,723,038	159,723,038
DWS Government & Agency Money Fund	225,363,477	225,363,477	365,365,300	365,365,300
DWS Government Cash Institutional Shares	52,360,583,911	52,360,583,911	6,079,749,820	6,079,749,820
Government Cash Managed Shares	1,094,974,655	1,094,974,655	1,115,211,809	1,115,211,809
Premier Money Market Shares	2,888,567,400	2,888,567,400	2,230,643,567	2,230,643,567
Service Shares	685,949,496	685,949,496	436,268,322	436,268,322
		$ 58,073,815,617		$ 11,435,203,263
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	1,539,074	$ 1,539,074	5,333,077	$ 5,333,077
Davidson Cash Equivalent Shares	260,593	260,593	2,652,215	2,652,215
Davidson Cash Equivalent Plus Shares	256,560	256,560	1,247,465	1,247,465
DWS Government & Agency Money Fund	5,481,030	5,481,030	19,372,556	19,372,556
DWS Government Cash Institutional Shares	37,575,969	37,575,969	21,777,245	21,777,245
Government Cash Managed Shares	452,853	452,853	930,548	930,548
Premier Money Market Shares	26,611,609	26,611,609	81,429,492	81,429,492
Service Shares	1,040,577	1,040,577	2,982,341	2,982,341
		$ 73,218,265		$ 135,724,939
Shares redeemed
Capital Assets Funds Shares	(602,594,057)	$ (602,594,057)	(924,571,632)	$ (924,571,632)
Davidson Cash Equivalent Shares	(28,211,841)	(28,211,841)	(104,121,383)	(104,121,383)
Davidson Cash Equivalent Plus Shares	(127,331,307)	(127,331,307)	(165,777,146)	(165,777,146)
DWS Government & Agency Money Fund	(344,085,420)	(344,085,420)	(382,558,636)	(382,558,636)
DWS Government Cash Institutional Shares	(38,908,807,396)	(38,908,807,396)	(5,270,411,104)	(5,270,411,104)
Government Cash Managed Shares	(997,447,690)	(997,447,690)	(874,011,456)	(874,011,456)
Premier Money Market Shares	(1,749,330,723)	(1,749,330,723)	(1,077,500,550)	(1,077,500,550)
Service Shares	(635,164,118)	(635,164,118)	(392,101,300)	(392,101,300)
		$ (43,392,972,552)		$ (9,191,053,207)
Net increase (decrease)
Capital Assets Funds Shares	80,628,712	$ 80,628,712	123,019,144	$ 123,019,144
Davidson Cash Equivalent Shares	(10,628,070)	(10,628,070)	(95,485,460)	(95,485,460)
Davidson Cash Equivalent Plus Shares	(7,704,942)	(7,704,942)	(4,806,643)	(4,806,643)
DWS Government & Agency Money Fund	(113,240,913)	(113,240,913)	2,179,220	2,179,220
DWS Government Cash Institutional Shares	13,489,352,484	13,489,352,484	831,115,961	831,115,961
Government Cash Managed Shares	97,979,818	97,979,818	242,130,901	242,130,901
Premier Money Market Shares	1,165,848,286	1,165,848,286	1,234,572,509	1,234,572,509
Service Shares	51,825,955	51,825,955	47,149,363	47,149,363
		$ 14,754,061,330		$ 2,379,874,995

Tax-Exempt Portfolio

	Year Ended April 30, 2009		Year Ended April 30, 2008
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	79,493,892	$ 79,493,892	52,982,942	$ 52,982,942
Davidson Cash Equivalent Shares	151,063,774	151,063,774	157,726,379	157,726,379
DWS Tax-Exempt Cash Institutional Shares	6,186,309,066	6,186,309,066	6,334,644,920	6,334,644,920
DWS Tax-Exempt Money Fund	338,176,298	338,176,298	463,747,159	463,747,159
DWS Tax-Free Money Fund Class S	84,159,884	84,159,884	60,465,610	60,465,610
Premier Money Market Shares	660,659,717	660,659,717	708,388,701	708,388,701
Service Shares	290,159,727	290,159,727	308,180,235	308,180,235
Tax-Exempt Cash Managed Shares	424,013,253	424,013,253	595,501,499	595,501,499
Tax-Free Investment Class	926,183,990	926,183,990	899,065,355	899,065,355
		$ 9,140,219,601		$ 9,580,702,800
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	131,190	$ 131,190	449,551	$ 449,551
Davidson Cash Equivalent Shares	719,122	719,122	1,778,761	1,778,761
DWS Tax-Exempt Cash Institutional Shares	24,227,076	24,227,076	35,305,793	35,305,793
DWS Tax-Exempt Money Fund	8,598,632	8,598,632	19,483,330	19,483,330
DWS Tax-Free Money Fund Class S	2,354,231	2,354,231	4,757,709	4,757,709
Premier Money Market Shares	4,686,316	4,686,316	5,519,331	5,519,331
Service Shares	631,996	631,996	1,318,749	1,318,749
Tax-Exempt Cash Managed Shares	7,108	7,108	4,886	4,886
Tax-Free Investment Class	7,159,291	7,159,291	17,279,787	17,279,787
		$ 48,514,962		$ 85,897,897
Shares redeemed
Capital Assets Funds Shares	(70,653,607)	$ (70,653,607)	(54,858,676)	$ (54,858,676)
Davidson Cash Equivalent Shares	(159,294,305)	(159,294,305)	(142,674,470)	(142,674,470)
DWS Tax-Exempt Cash Institutional Shares	(6,191,135,664)	(6,191,135,664)	(5,683,761,799)	(5,683,761,799)
DWS Tax-Exempt Money Fund	(429,364,999)	(429,364,999)	(524,466,789)	(524,466,789)
DWS Tax-Free Money Fund Class S	(89,363,582)	(89,363,582)	(70,199,903)	(70,199,903)
Premier Money Market Shares	(595,742,429)	(595,742,429)	(409,314,327)	(409,314,327)
Service Shares	(305,003,326)	(305,003,326)	(251,985,292)	(251,985,292)
Tax-Exempt Cash Managed Shares	(481,653,287)	(481,653,287)	(569,998,686)	(569,998,686)
Tax-Free Investment Class	(935,051,236)	(935,051,236)	(870,620,836)	(870,620,836)
		$ (9,257,262,435)		$ (8,577,880,778)
Net increase (decrease)
Capital Assets Funds Shares	8,971,475	$ 8,971,475	(1,426,183)	$ (1,426,183)
Davidson Cash Equivalent Shares	(7,511,409)	(7,511,409)	16,830,670	16,830,670
DWS Tax-Exempt Cash Institutional Shares	19,400,478	19,400,478	686,188,914	686,188,914
DWS Tax-Exempt Money Fund	(82,590,069)	(82,590,069)	(41,236,300)	(41,236,300)
DWS Tax-Free Money Fund Class S	(2,849,467)	(2,849,467)	(4,976,584)	(4,976,584)
Premier Money Market Shares	69,603,604	69,603,604	304,593,705	304,593,705
Service Shares	(14,211,603)	(14,211,603)	57,513,692	57,513,692
Tax-Exempt Cash Managed Shares	(57,632,926)	(57,632,926)	25,507,699	25,507,699
Tax-Free Investment Class	(1,707,955)	(1,707,955)	45,724,306	45,724,306
		$ (68,527,872)		$ 1,088,719,919

6. Participation in the Treasury's Temporary Guarantee Program

The Portfolios are participating in the Temporary Guarantee Program for Money Market Funds (the "Program") established by the U.S. Department of the Treasury (the "Treasury").

The Program is designed to protect the value of accounts in each Portfolio as of the close of business on September 19, 2008. According to the terms of the Program, any investment made by a shareholder after September 19, 2008 in excess of the amount held in the account as of the close of business on that date will not be covered by the Program. Any purchase of the shares of the Portfolios for an account opened after September 19, 2008 will also not be covered under the Program. The Program guarantee will apply to the lesser of (i) the number of shares held in an account as of the close of business on September 19, 2008, or (ii) the number of shares held in the account on the date the Program guarantee is triggered. Subject to certain conditions and limitations, the Program guarantee is triggered if the Portfolios' net asset value falls below $0.995 and the Portfolios are liquidated. Guarantee payments under the Program will not exceed the amount available within the Treasury's Exchange Stabilization Fund ("ESF") on the date of payment.

Each Portfolio will bear the expenses of participating in the Program. The expense is determined by the product of (i) the number of shares outstanding of each class as of September 19, 2008 valued at $1.00; and (ii) the applicable Program participation fee rate, which is based upon the market-based net asset value outstanding of each share class as of September 19, 2008. For the initial period ending December 18, 2008, the Program participation fee was equal to 0.01%. For the coverage under the Program beginning on December 19, 2008 and ending on April 30, 2009, the Program participation fee was equal to 0.015%. For the coverage under the Program beginning on May 1, 2009 and ending September 18, 2009, the Program participation fee is equal to 0.015%. This expense is being amortized over the length of the participation in the Program and is included in "Temporary guarantee program participation fee" on the Statement of Operations. For the period through April 30, 2009, Money Market Portfolio accrued $1,179,399, Government & Agency Securities Portfolio accrued $3,104,681 and Tax-Exempt Portfolio accrued $1,017,974. The Program is set to terminate on September 18, 2009.

Neither the Portfolios nor Deutsche Investment Management Americas Inc., the Portfolios' investment advisor, are in any manner approved, endorsed, sponsored or authorized by the Treasury.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of Cash Account Trust (the "Trust") (comprising the Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio) (collectively, the "Portfolios"), as of April 30, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios of Cash Account Trust at April 30, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 22, 2009

Tax Information (Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the Tax-Exempt Portfolio designates $53,000 as capital gain dividends for its year ended April 30, 2009, of which 100% represents 15% rate gains.

For the Tax-Exempt Portfolio, of the dividends paid from net investment income for the taxable year ended April 30, 2009, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 24, 2008

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2008, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 129 Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Summary of Administrative Fee Evaluation by Independent Fee Consultant

September 29, 2008

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds and have as part of my duties evaluated the reasonableness of the proposed management fees to be charged by DeAM to the DWS Funds, taking onto account a proposal to pass through to the funds certain fund accounting-related charges in connection with new regulatory requirements. My evaluation considered the following:

• While the proposal would alter the services to be provided under the Administration Agreement, which I consider to be part of fund management under the Order, it is my opinion that the change in services is slight and that the scope of prospective services under the combination of the Advisory and Administration Agreements continues to be comparable with those typically provided to competitive funds under their management agreements.

• While the proposal would increase fund expenses, according to a pro forma analysis performed by management, the prospective effect is less than .01% for all but seven of the DeAM Funds' 438 active share classes, and in all cases the effect is less than .03% and overall expenses would remain reasonable in my opinion.

Based on the foregoing considerations, in my opinion the fees and expenses for all of the DWS Funds will remain reasonable if the Directors adopt this proposal.

Thomas H. Mack

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust as of April 30, 2009. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the board of one or more DWS funds now overseen by the Board.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen
Paul K. Freeman (1950) Chairperson since 2009[2] Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Governing Council of the Independent Directors Council (governance, executive committees); formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	129
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity). Former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank	129
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Becton Dickinson and Company[3] (medical technology company); Belo Corporation[3] (media company); Boston Museum of Science; Public Radio International; PRX, The Public Radio Exchange; The PBS Foundation. Former Directorships: American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	129
Dawn-Marie Driscoll (1946) Board Member since 1987	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Trustee of 20 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 2007); Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization). Former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		129
Keith R. Fox (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private equity funds). Directorships: Progressive Holding Corporation (kitchen goods importer and distributor); Natural History, Inc. (magazine publisher); Box Top Media Inc. (advertising); The Kennel Shop (retailer)	129
Kenneth C. Froewiss (1945) Board Member since 2001	Clinical Professor of Finance, NYU Stern School of Business (1997-present); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	129
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	129
William McClayton (1944) Board Member since 2004	Managing Director, Diamond Management & Technology Consultants, Inc. (global management consulting firm) (2001-present); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	129
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Trustee, Pro Publica (2007-present) (charitable organization). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Director, Viasys Health Care[3] (January 2007-June 2007)	129
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; Trustee of 20 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989-September 2003)	129
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Business Leadership Council, Wellesley College. Former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	129
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	132
Interested Board Member
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Fund Complex Overseen
Axel Schwarzer[4] (1958) Board Member since 2006	Managing Director[5], Deutsche Asset Management; Head of Deutsche Asset Management Americas; CEO of DWS Investments; formerly, board member of DWS Investments, Germany (1999-2005); formerly, Head of Sales and Product Management for the Retail and Private Banking Division of Deutsche Bank in Germany (1997-1999); formerly, various strategic and operational positions for Deutsche Bank Germany Retail and Private Banking Division in the field of investment funds, tax driven instruments and asset management for corporates (1989-1996)	129
Officers[6]
Name, Year of Birth, Position with the Fund and Length of Time Served[7]	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Michael G. Clark[8] (1965) President, 2006-present	Managing Director[5], Deutsche Asset Management (2006-present); President of DWS family of funds; Director, ICI Mutual Insurance Company (since October 2007); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)

John Millette[9] (1962) Vice President and Secretary, 1999-present	Director[5], Deutsche Asset Management
Paul H. Schubert[8] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present	Managing Director[5], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson[9] (1962) Assistant Secretary, 1997-present	Managing Director[5], Deutsche Asset Management
Rita Rubin[10] (1970) Assistant Secretary, 2009-present	Vice President and Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007); Attorney, Shearman & Sterling LLP (2004); Vice President and Associate General Counsel, UBS Global Asset Management (2001-2004)

Paul Antosca[9] (1957) Assistant Treasurer, 2007-present	Director[5], Deutsche Asset Management (since 2006); Vice President, The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)
Jack Clark[9] (1967) Assistant Treasurer, 2007-present	Director[5], Deutsche Asset Management (since 2007); formerly, Vice President, State Street Corporation (2002-2007)
Diane Kenneally[9] (1966) Assistant Treasurer, 2007-present	Director[5], Deutsche Asset Management
Jason Vazquez[10] (1972) Anti-Money Laundering Compliance Officer, 2007-present	Vice President, Deutsche Asset Management (since 2006); formerly, AML Operations Manager for Bear Stearns (2004-2006), Supervising Compliance Principal and Operations Manager for AXA Financial (1999-2004)

Robert Kloby[10] (1962) Chief Compliance Officer, 2006-present	Managing Director[5], Deutsche Asset Management (2004-present); formerly, Chief Compliance Officer/Chief Risk Officer, Robeco USA (2000-2004); Vice President, The Prudential Insurance Company of America (1988-2000); E.F. Hutton and Company (1984-1988)

J. Christopher Jackson[10] (1951) Chief Legal Officer, 2006-present	Director[5], Deutsche Asset Management (2006-present); formerly, Director, Senior Vice President, General Counsel and Assistant Secretary, Hansberger Global Investors, Inc. (1996-2006); Director, National Society of Compliance Professionals (2002-2005) (2006-2009)

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
2 Mr. Freeman assumed the Chairperson role as of January 1, 2009. Prior to that Ms. Driscoll served as Chairperson of certain DWS funds since 2004.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
4 The mailing address of Axel Schwarzer is c/o Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. Mr. Schwarzer is an interested Board Member by virtue of his positions with Deutsche Asset Management. As an interested person, Mr. Schwarzer receives no compensation from the fund.
5 Executive title, not a board directorship.
6 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.
7 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
8 Address: 345 Park Avenue, New York, New York 10154.
9 Address: One Beacon Street, Boston, MA 02108.
10 Address: 280 Park Avenue, New York, New York 10017.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

As of the end of the period, April 30, 2009, Cash Account Trust has a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Funds’ audit committee is comprised solely of trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Funds’ Board of Trustees has determined that there are several “audit committee financial experts” (as such term has been defined by the Regulations) serving on the Funds’ audit committee including Mr. William McClayton, the chair of the Funds’ audit committee. The SEC has stated that an audit committee financial expert is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

CASH ACCOUNT TRUST - MONEY MARKET PORTFOLIO

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“E&Y”), the Fund’s Independent Registered Public Accountant, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

Services that the Fund’s Independent Registered Public Accountant Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2009	$92,594	$0	$6,969	$0
2008	$64,203	$0	$8,754	$0

The above "Tax Fees" were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accountant Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2009	$0	$524,500	$0
2008	$0	$297,500	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that E&Y billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2009	$6,969	$524,500	$1,248,247	$1,779,716
2008	$8,754	$297,500	$1,109,437	$1,415,691

All other engagement fees were billed for services in connection with internal control reviews, agreed upon procedures and tax compliance for DIMA and other related entities that provide support for the operations of the Fund.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

E&Y advised the Fund’s Audit Committee that E&Y had identified four matters that it determined to be inconsistent with the SEC’s auditor independence rules.

First, E&Y advised the Fund’s Audit Committee that, in 2006 and 2007, Deutsche Bank AG (“DB”) provided standard overdraft protection on a depository account and a guarantee of certain lease deposits to the E&Y member firm in Germany (“E&Y Germany”). DB is within the “Investment Company Complex” (as defined by SEC rules) and therefore covered by the SEC auditor independence rules applicable to the Fund. E&Y advised the Audit Committee that while neither of these arrangements was ever utilized by E&Y Germany, they could constitute lending type arrangements in violation of Rule 2-01 of Regulation S-X. (Rule 2-01(c)(1)(ii)(A) provides that an accountant is not independent when an accounting firm has a loan to or from an audit client.) E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that neither of the arrangements was ever utilized and, accordingly, E&Y Germany never had amounts outstanding to DB, these arrangements were immaterial to E&Y Germany and DB and the E&Y professionals responsible for the Fund’s audits were not aware of these arrangements. E&Y informed the Audit Committee that E&Y Germany has cancelled the overdraft arrangement and has terminated the guarantee on the lease deposits.

Second, E&Y advised the Fund’s Audit Committee that, in 2007 and 2008, DB provided standard overdraft protection on a depository account to the E&Y member firm in India (“E&Y India”). E&Y advised the Audit Committee that E&Y India utilized this arrangement twice in 2007; therefore, the arrangement constituted a lending type arrangement in violation of Rule 2-01(c)(1)(ii)(A) of Regulation S-X as described above. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that the arrangement did not create a mutual or conflicting interest between E&Y and the Fund and that the arrangement did not involve the Fund, but rather affiliates of the Fund in the Investment Company Complex. E&Y informed the Audit Committee that E&Y India has cancelled the overdraft arrangement.

Third, E&Y advised the Fund’s Audit Committee that, in 2008, an E&Y professional purchased interests in a fund sponsored by a subsidiary of Deutsche Bank AG that is not audited by E&Y. Subsequent to the purchase, the E&Y professional became a Covered Person (as defined by SEC rules) of the Fund as a result of providing non-audit services to a DB entity within the Investment Company Complex. E&Y informed the Audit Committee that this investment constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that the E&Y professional did not have any financial interest in the Fund and was not involved with the provision of audit services to the Fund. E&Y informed the Audit Committee that the E&Y professional no longer provides any services to any entity within the Investment Company Complex and is no longer deemed to be a Covered Person with respect to the Fund.

Finally, E&Y advised the Fund’s Audit Committee that, in 2008, an E&Y professional whose spouse owned interests in two DWS Funds that are not audited by E&Y, became a Covered Person of the Fund as a result of providing attest services to a DB entity within the Investment Company Complex. E&Y informed the Audit Committee that this investment constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that the E&Y professional did not have any financial interest in the Fund and was not involved with the provision of audit services to the Fund. E&Y informed the Audit Committee that the E&Y professional no longer provides any services to any entity within the Investment Company Complex and is no longer deemed to be a Covered Person with respect to the Fund.

.

CASH ACCOUNT TRUST - GOVERNMENT & AGENCY SECURITIES PORTFOLIO

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“E&Y”), the Fund’s Independent Registered Public Accountant, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

Services that the Fund’s Independent Registered Public Accountant Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2009	$92,747	$0	$6,981	$0

2008	$50,572	$0	$6,897	$0

The above "Tax Fees" were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accountant Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2009	$0	$524,500	$0
2008	$0	$297,500	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that E&Y billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2009	$6,981	$524,500	$1,248,247	$1,779,728
2008	$6,897	$297,500	$1,109,437	$1,413,834

All other engagement fees were billed for services in connection with internal control reviews, agreed upon procedures and tax compliance for DIMA and other related entities that provide support for the operations of the Fund.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

E&Y advised the Fund’s Audit Committee that E&Y had identified four matters that it determined to be inconsistent with the SEC’s auditor independence rules.

First, E&Y advised the Fund’s Audit Committee that, in 2006 and 2007, Deutsche Bank AG (“DB”) provided standard overdraft protection on a depository account and a guarantee of certain lease deposits to the E&Y member firm in Germany (“E&Y Germany”). DB is within the “Investment Company Complex” (as defined by SEC rules) and therefore covered by the SEC auditor independence rules applicable to the Fund. E&Y advised the Audit Committee that while neither of these arrangements was ever utilized by E&Y Germany, they could constitute lending type arrangements in violation of Rule 2-01 of Regulation S-X. (Rule 2-01(c)(1)(ii)(A) provides that an accountant is not independent when an accounting firm has a loan to or from an audit client.) E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that neither of the arrangements was ever utilized and, accordingly, E&Y Germany never had amounts outstanding to DB, these arrangements were immaterial to E&Y Germany and DB and the E&Y professionals responsible for the Fund’s audits were not aware of these arrangements. E&Y informed the Audit Committee that E&Y Germany has cancelled the overdraft arrangement and has terminated the guarantee on the lease deposits.

Second, E&Y advised the Fund’s Audit Committee that, in 2007 and 2008, DB provided standard overdraft protection on a depository account to the E&Y member firm in India (“E&Y India”). E&Y advised the Audit Committee that E&Y India utilized this arrangement twice in 2007; therefore, the arrangement constituted a lending type arrangement in violation of Rule 2-01(c)(1)(ii)(A) of Regulation S-X as described above. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that the arrangement did not create a mutual or conflicting interest between E&Y and the Fund and that the arrangement did not involve the Fund, but rather affiliates of the Fund in the Investment Company Complex. E&Y informed the Audit Committee that E&Y India has cancelled the overdraft arrangement.

Third, E&Y advised the Fund’s Audit Committee that, in 2008, an E&Y professional purchased interests in a fund sponsored by a subsidiary of Deutsche Bank AG that is not audited by E&Y. Subsequent to the purchase, the E&Y professional became a Covered Person (as defined by SEC rules) of the Fund as a result of providing non-audit services to a DB entity within the Investment Company Complex. E&Y informed the Audit Committee that this investment constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that the E&Y professional did not have any financial interest in the Fund and was not involved with the provision of audit services to the Fund. E&Y informed the Audit Committee that the E&Y professional no longer provides any services to any entity within the Investment Company Complex and is no longer deemed to be a Covered Person with respect to the Fund.

Finally, E&Y advised the Fund’s Audit Committee that, in 2008, an E&Y professional whose spouse owned interests in two DWS Funds that are not audited by E&Y, became a Covered Person of the Fund as a result of providing attest services to a DB entity within the Investment Company Complex. E&Y informed the Audit Committee that this investment constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that the E&Y professional did not have any financial interest in the Fund and was not involved with the provision of audit services to the Fund. E&Y informed the Audit Committee that the E&Y professional no longer provides any services to any entity within the Investment Company Complex and is no longer deemed to be a Covered Person with respect to the Fund.

.

CASH ACCOUNT TRUST - TAX-EXEMPT PORTFOLIO

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“E&Y”), the Fund’s Independent Registered Public Accountant, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

Services that the Fund’s Independent Registered Public Accountant Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2009	$89,390	$0	$6,729	$0
2008	$47,449	$0	$6,470	$0

The above "Tax Fees" were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accountant Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2009	$0	$524,500	$0
2008	$0	$297,500	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that E&Y billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2009	$6,729	$524,500	$1,248,247	$1,779,476
2008	$6,470	$297,500	$1,109,437	$1,413,407

All other engagement fees were billed for services in connection with internal control reviews, agreed upon procedures and tax compliance for DIMA and other related entities that provide support for the operations of the Fund.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

E&Y advised the Fund’s Audit Committee that E&Y had identified four matters that it determined to be inconsistent with the SEC’s auditor independence rules.

First, E&Y advised the Fund’s Audit Committee that, in 2006 and 2007, Deutsche Bank AG (“DB”) provided standard overdraft protection on a depository account and a guarantee of certain lease deposits to the E&Y member firm in Germany (“E&Y Germany”). DB is within the “Investment Company Complex” (as defined by SEC rules) and therefore covered by the SEC auditor independence rules applicable to the Fund. E&Y advised the Audit Committee that while neither of these arrangements was ever utilized by E&Y Germany, they could constitute lending type arrangements in violation of Rule 2-01 of Regulation S-X. (Rule 2-01(c)(1)(ii)(A) provides that an accountant is not independent when an accounting firm has a loan to or from an audit client.) E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that neither of the arrangements was ever utilized and, accordingly, E&Y Germany never had amounts outstanding to DB, these arrangements were immaterial to E&Y Germany and DB and the E&Y professionals responsible for the Fund’s audits were not aware of these arrangements. E&Y informed the Audit Committee that E&Y Germany has cancelled the overdraft arrangement and has terminated the guarantee on the lease deposits.

Second, E&Y advised the Fund’s Audit Committee that, in 2007 and 2008, DB provided standard overdraft protection on a depository account to the E&Y member firm in India (“E&Y India”). E&Y advised the Audit Committee that E&Y India utilized this arrangement twice in 2007; therefore, the arrangement constituted a lending type arrangement in violation of Rule 2-01(c)(1)(ii)(A) of Regulation S-X as described above. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that the arrangement did not create a mutual or conflicting interest between E&Y and the Fund and that the arrangement did not involve the Fund, but rather affiliates of the Fund in the Investment Company Complex. E&Y informed the Audit Committee that E&Y India has cancelled the overdraft arrangement.

Third, E&Y advised the Fund’s Audit Committee that, in 2008, an E&Y professional purchased interests in a fund sponsored by a subsidiary of Deutsche Bank AG that is not audited by E&Y. Subsequent to the purchase, the E&Y professional became a Covered Person (as defined by SEC rules) of the Fund as a result of providing non-audit services to a DB entity within the Investment Company Complex. E&Y informed the Audit Committee that this investment constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that the E&Y professional did not have any financial interest in the Fund and was not involved with the provision of audit services to the Fund. E&Y informed the Audit Committee that the E&Y professional no longer provides any services to any entity within the Investment Company Complex and is no longer deemed to be a Covered Person with respect to the Fund.

Finally, E&Y advised the Fund’s Audit Committee that, in 2008, an E&Y professional whose spouse owned interests in two DWS Funds that are not audited by E&Y, became a Covered Person of the Fund as a result of providing attest services to a DB entity within the Investment Company Complex. E&Y informed the Audit Committee that this investment constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that the E&Y professional did not have any financial interest in the Fund and was not involved with the provision of audit services to the Fund. E&Y informed the Audit Committee that the E&Y professional no longer provides any services to any entity within the Investment Company Complex and is no longer deemed to be a Covered Person with respect to the Fund.

.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:

Government & Agency Securities Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (Davidson Cash Equivalent Shares), Government & Agency Securities Portfolio and Money Market Portfolio (Davidson Cash Equivalent Plus Shares), a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:

Government & Agency Securities Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (Davidson Cash Equivalent Shares), Government & Agency Securities Portfolio and Money Market Portfolio (Davidson Cash Equivalent Plus Shares), a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 1, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        July 1, 2009